File Nos. 33-13690
               SECURITIES AND EXCHANGE COMMISSION       811-5125
                     Washington, D.C. 20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

     Pre-Effective Amendment No.                            [ ]


     Post-Effective Amendment No. 14                        [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]

     Amendment No. 14                                       [X]


                (Check appropriate box or boxes.)

                DREYFUS VARIABLE INVESTMENT FUND
       (Exact Name of Registrant as Specified in Charter)


          c/o The Dreyfus Corporation
          200 Park Avenue, New York, New York          10166
          (Address of Principal Executive Offices)  (Zip Code)


     Registrant's Telephone Number, including Area Code: (212)
922-6000

                   Daniel C. Maclean III, Esq.
                         200 Park Avenue
                    New York, New York 10166
             (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

          immediately upon filing pursuant to paragraph (b)
     ----

          on (date) pursuant to paragraph (b)
     ----

          60 days after filing pursuant to paragraph (a)(i)
     ----
          on (date) pursuant to paragraph (a)(i)
     ----
          75 days after filing pursuant to paragraph (a)(ii)
     ----
          on (date) pursuant to paragraph (a)(ii) of Rule 485
     ----

If appropriate, check the following box:

          this post-effective amendment designates a new
          effective date for a
          previously filed post-effective amendment.
     ----

     Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to
Section 24(f) of the Investment Company Act of 1940.
Registrant's Rule 24f-2 Notice for the fiscal year ended
December 31, 1994 was filed on February 24, 1995.

                DREYFUS VARIABLE INVESTMENT FUND
          Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
Form N-1A     Caption                                       Page
_________     _______                                       ____

  1           Cover Page                                   Cover
  2           Synopsis                                       *
  3           Condensed Financial Information                6
  4           General Description of Registrant            8, 38
  5           Management of the Fund                         29

  5(a)        Management's Discussion of Fund's Performance  *
  6           Capital Stock and Other Securities             38
  7           Purchase of Securities Being Offered           35
  8           Redemption or Repurchase                       36
  9           Pending Legal Proceedings                      *

Items in
Part B of
Form N-1A     Caption
Page

  10          Cover Page                                  Cover
  11          Table of Contents                           Cover
  12          General Information and History             B-33
  13          Investment Objectives and Policies          B-2
  14          Management of the Fund                      B-15
  15          Control Persons and Principal               B-19
              Holders of Securities
  16          Investment Advisory and Other               B-20
              Services
_____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.

                DREYFUS VARIABLE INVESTMENT FUND
    Cross-Reference Sheet Pursuant to Rule 495(a) (continued)

Items in
Part B of
Form N-1A     Caption                               Page
_________     _______                              _____
  17          Brokerage Allocation                      B-30
  18          Capital Stock and Other Securities        B-33
  19          Purchase, Redemption and Pricing     B-25, 25, 26
              of Securities Being Offered
  20          Tax Status                                     *
  21          Underwriters                             B-25

  22          Calculations of Performance Data         B-31
  23          Financial Statements                     B-43

Items in
Part C of
Form N-1A     Caption                                 Page
_________     _______                                 _____

  24          Financial Statements and Exhibits        C-1
  25          Persons Controlled by or Under           C-2
              Common Control with Registrant
  26          Number of Holders of Securities          C-2
  27          Indemnification                          C-3
  28          Business and Other Connections of        C-3
              Investment Adviser
  29          Principal Underwriters                   C-11
  30          Location of Accounts and Records         C-14
  31          Management Services                      C-14
  32          Undertakings                             C-14
____________________________________

NOTE:  * Omitted since answer is negative or inapplicable.

PROSPECTUS                                     ___________, 1996



               DREYFUS VARIABLE INVESTMENT FUND


        Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company, known as a mutual fund, that is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") offered through separate accounts of various life insurance companies (the "Participating Insurance Companies"). The Fund permits investors to invest in eleven separate portfolios (each, a "Series"), although certain portfolios may not be available for investment through certain VA contracts or VLI policies offered by certain Participating Insurance Companies. A purchaser of a VA contract or VLI policy should refer to the prospectus for his or her contract or policy for information as to which portfolios of the Fund are available for investment through the contract or policy. A general description of each Series is set forth on the following page.

        The Dreyfus Corporation serves as the Fund's investment adviser. (Continued on next page)


        This Prospectus sets forth concisely information about the Fund that an investor should know before investing in a Series through a VA contract or VLI policy offered by a Participating Insurance Company. It should be read and retained for future reference.

        The Statement of Additional Information, dated _________, 1996, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call 1-800-554-4611. When telephoning, ask for Operator 144.


        Mutual fund shares are not deposits or
obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. Mutual fund shares involve certain investment risks, including the possible loss of principal. The net asset value of funds other than money market funds will fluctuate from time to time.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE AVAILABLE EXCLUSIVELY AS A FUNDING VEHICLE FOR
LIFE INSURANCE COMPANIES ISSUING VARIABLE LIFE INSURANCE
POLICIES AND VARIABLE ANNUITY CONTRACTS.  THIS PROSPECTUS SHOULD
BE ACCOMPANIED BY A PROSPECTUS FOR SUCH POLICIES OR CONTRACTS.

                The MONEY MARKET PORTFOLIO'S goal is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This Series invests in short-term money market instruments. AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE MONEY MARKET PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                The CAPITAL APPRECIATION PORTFOLIO'S primary goal is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. This Series invests primarily in the common stocks of domestic and foreign issuers.

                The GROWTH AND INCOME PORTFOLIO'S goal is to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. This Series invests primarily in equity securities, debt securities and money market instruments of domestic and foreign issuers.


                The MANAGED ASSETS PORTFOLIO'S goal is to maximize total return, consisting of capital appreciation and current income. This Series follows an asset allocation strategy by investing in equity securities, debt securities and money market instruments of domestic and foreign issuers.


                The SMALL CAP PORTFOLIO'S goal is to maximize capital appreciation. This Series invests primarily in common stocks of domestic and foreign issuers. This Series will be particularly alert to companies that The Dreyfus Corporation considers to be emerging smaller-sized companies which are believed to be characterized by new or innovative products, services or processes which should enhance prospects for growth in future earnings.


                The SMALL COMPANY STOCK PORTFOLIO'S goal is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500* Index. This Series invests primarily in a portfolio of equity securities of small-to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500* Index.


                The DISCIPLINED STOCK PORTFOLIO'S goal is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. This Series will use quantitative statistical modeling techniques to construct a portfolio in an attempt to achieve its investment objective, without assuming undue risk relative to the broad stock market.


                The INTERNATIONAL VALUE PORTFOLIO'S goal is long-term capital growth. This Series invests primarily in a portfolio of publicly-traded equity securities of foreign issuers which would be characterized as "value" companies according to criteria established by the Series' investment advisers.

                The INTERNATIONAL EQUITY PORTFOLIO'S goal is to maximize capital appreciation. This Series invests primarily in the equity securities of foreign issuers located throughout the world.

                The QUALITY BOND PORTFOLIO'S goal is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Series invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major banking institutions.

                The ZERO COUPON 2000 PORTFOLIO'S goal is to provide as high an investment return as is consistent with the preservation of capital. This Series invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations, which will mature on or about December 31, 2000.

                        TABLE OF CONTENTS                   Page

Condensed Financial Information...........................
Performance Information...................................
Description of the Fund...................................
Management of the Fund....................................
How to Buy Shares.........................................
How to Redeem Shares......................................
Dividends, Distributions and Taxes........................
General Information.......................................
Appendix..................................................

CONDENSED FINANCIAL INFORMATION

                The information in the following table has been audited (except where noted) by Ernst & Young LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Additional Information. Further financial data and related notes are included in the Statement of Additional Information, available upon request. No financial information is available for the International Value Portfolio, Small Company Stock Portfolio and Disciplined Stock Portfolio, which had not commenced operations as of the date of this Prospectus.

FINANCIAL HIGHLIGHTS--Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the Series and period indicated. This information has been derived from the Series' financial statements. The total investment return information set forth below does not reflect certain expenses charged the separate accounts or related insurance policies by the Participating Insurance Companies, the inclusion of which would reduce the Series' total investment return for each period indicated.


                  [TO BE PROVIDED BY AMENDMENT]

                Further information about each such Series' performance is contained in the Fund's annual report which may be obtained without charge by writing to the address or calling the number set forth on the cover page of this Prospectus.

PERFORMANCE INFORMATION

MONEY MARKET PORTFOLIO--From time to time, the Series will advertise its yield and effective yield. It can be expected that these yields will fluctuate substantially. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Series refers to the income generated by an investment in the Series over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in the Series is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

CAPITAL APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY, INTERNATIONAL VALUE, MANAGED ASSETS, SMALL CAP AND SMALL COMPANY STOCK PORTFOLIOS--The Series may calculate performance on an average annual total return or total return basis. Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Series was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the redeemable value of the investment at the end of the period. Advertisements of the Series' performance will include the Series' average annual total return for one, five and ten year periods, or for shorter time periods depending upon the length of time during which the Series has operated.

                Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percentage rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period, which assumes the application of the percentage rate of total return.

GROWTH AND INCOME, QUALITY BOND AND ZERO COUPON 2000
PORTFOLIOS--For purposes of advertising, performance may be calculated on several bases, including current yield, average annual total return and/or total return.

                Current yield refers to the Series' annualized net investment income per share over a 30-day period, expressed as a percentage of the net asset value per share at the end of the period. For purposes of calculating current yield, the amount of net investment income per share during that 30-day period, computed in accordance with regulatory requirements, is compounded by assuming that it is reinvested at a constant rate over a six-month period. An identical result is then assumed to have occurred during a second six-month period which, when added to the result for the first six months, provides an "annualized" yield for an entire one-year period.

                Average annual total return and total return for these Series will be calculated as described above.

                In addition, the Zero Coupon 2000 Portfolio will calculate on each business day its anticipated growth rate, which is the annualized rate of growth investors may expect from the time they purchase a share until the Series' target date. The anticipated growth rate cannot be guaranteed, as it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the Series' expense ratio and its portfolio composition. The rate will vary from day-to-day due to changes in interest rates and other market factors affecting the value of such Series' investments. Furthermore, differences in the price changes of securities with different maturities can affect investment return, as can the skill of the investment adviser in managing the Series. Under certain circumstances, shareholder redemptions could also affect anticipated growth rate. See "Description of the Fund-- Investment Considerations and Risks--Special Considerations Relating to Stripped Securities."

APPLICABLE TO ALL SERIES--Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance. Performance information of any Series should not be compared with other funds that offer their shares directly to the public since the figures provided do not reflect charges imposed by Participating Insurance Companies under their VA contracts or VLI policies. The effective yield and total return for a Series should be distinguished from the rate of return of a corresponding sub-account or investment division of a separate account of a Participating Insurance Company, which rate will reflect the deduction of additional charges, including mortality and expense risk charges, and will therefore be lower. Variable annuity contract holders and variable life insurance policy holders should consult the prospectus for their contract or policy.

                Calculations of the Series' yield or performance information may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Fund." Comparative performance information may be used from time to time in advertising a Series' shares, including data from Lipper Analytical Services, Inc., IBC/Donoghue's Money Fund ReportR, Money Magazine, Bank Rate Monitor*, N. Palm Beach, Fla. 33408, Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's MidCap 400 Index, Russell 2500* Index, Morgan Stanley Capital International World Index, the Dow Jones Industrial Average, Morningstar, Inc., Value Line Mutual Fund Survey and other industry publications.

DESCRIPTION OF THE FUND

GENERAL--The Fund is intended to be a funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered by the separate accounts of Participating Insurance Companies. The VA contracts and the VLI policies are described in separate prospectuses issued by the Participating Insurance Companies over which the Fund assumes no responsibility. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of such contracts and policies may differ.

                Nevertheless, the Fund's Board intends to monitor events in order to identify any material conflicts which may arise and to determine what action, if any, should be taken in response thereto. Resolution of an irreconcilable conflict might result in the withdrawal of a substantial amount of a Series' assets which could adversely affect such Series' net asset value per share.

                Individual VA contract holders and VLI policy holders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders (the "shareholders"), although such companies will pass through voting rights to their VA contract holders and VLI policy holders.


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES--Each Series has a different investment objective which it pursues through separate investment policies, as described herein. The differences in objectives and policies among the Series determine the types of portfolio securities in which each Series invests, and can be expected to affect the degree of risk to which each Series is subject and each Series' yield or return. Each Series' investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Series' outstanding voting shares. There can be no assurance that a Series' investment objective will be achieved. The types of portfolio securities in which each Series may invest are described in greater detail below and under "Appendix--Certain Portfolio Securities."

MONEY MARKET PORTFOLIO

                The Money Market Portfolio is a diversified portfolio, the goal of which is to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Series invests in U.S. dollar denominated short-term money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, repurchase agreements, and high quality domestic and foreign commercial paper and other short-term corporate and bank obligations, including those with floating and variable rates of interest, issued by domestic and foreign corporations. The Series will invest in U.S. dollar denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities. The Series currently does not intend to invest more than 20% of its assets in foreign securities. Securities in which the Series will invest may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value. In addition, the Series may engage in lending portfolio securities and may enter into reverse repurchase agreements. See "Appendix-- Investment Techniques." During normal market conditions, at least 25% of the Series' assets will be invested in bank obligations. See "Investment Considerations and Risks."


                The Money Market Portfolio seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, the Series uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, certain requirements of which are summarized below.
In accordance with Rule 2a-7, the Series will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Fund's Board. The nationally recognized statistical rating organizations currently rating instruments of the type the Money Market Portfolio may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, a division of The McGraw Hill Companies, Inc. ("S&P"), Duff & Phelps Credit Rating Co. ("Duff"), Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.



CAPITAL APPRECIATION PORTFOLIO

                The Capital Appreciation Portfolio is a
diversified portfolio, the primary goal of which is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary goal. During periods which Fayez Sarofim & Co. ("Sarofim"), the Series' sub-investment adviser, determines to be of market strength, the Series acts aggressively to increase shareholders' capital by investing principally in common stocks of domestic and foreign issuers, common stocks with warrants attached and debt securities of foreign governments. The Series will seek investment opportunities generally in large capitalization companies (those with market capitalizations exceeding $500 million) which Sarofim believes have the potential to experience above average and predictable earnings growth. Market capitalization of a company's stock is its market price per share times the number of shares outstanding. The Series will be alert to those foreign and domestic issuers, which it considers undervalued by the stock market in terms of current earnings, assets or growth prospects. These companies will include those that management believes have new or innovative products, services or processes which can enhance prospects for growth in future earnings. Other than in periods of anticipated market weakness, the Series will invest at least 80% of its net assets in common stocks. In periods of market weakness, the Series may adopt a temporary defensive posture to preserve shareholders' capital by investing the Series' assets in money market instruments of the type in which the Money Market Portfolio invests ("Money Market Instruments"). When market conditions warrant, all of the Series' assets may be so invested.


                The Series may invest up to 10% of the value of its assets in securities of foreign governments and foreign companies which are not publicly-traded in the United States.
By investing in foreign securities, the Series seeks to further its objective of capital growth. See "Investment Considerations and Risks--Foreign Securities" below.


                In addition, the Series may engage in lending portfolio securities and foreign currency transactions. See "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.

GROWTH AND INCOME PORTFOLIO

                The Growth and Income Portfolio is a
non-diversified portfolio, the goal of which is long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Series invests in equity securities, debt securities and Money Market Instruments of domestic and foreign issuers. The proportion of the Series' assets invested in each type of security will vary from time to time in accordance with The Dreyfus Corporation's assessment of economic conditions and investment opportunities.


                The equity securities in which the Series may invest consist of common stocks, preferred stocks and securities convertible into common stocks, including those in the form of American, European and Continental Depositary Receipts, as well as warrants to purchase such securities. The Series will be particularly alert to companies which offer opportunities for capital appreciation and growth of earnings, while paying current dividends.


                The debt securities in which the Series may invest include bond, debentures, notes, mortgage-related securities and municipal obligations. Debt securities (other than convertible debt securities) purchased by the Series must be rated at least Baa by Moody's or at least BBB by S&P, Fitch or Duff or, if unrated, deemed to be of comparable quality by The Dreyfus Corporation. Debt securities rated Baa by Moody's or BBB by Standard & Poor's, Fitch or Duff are considered investment grade obligations which lack outstanding investment characteristics and have speculative characteristics as well. The Series may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's or CCC by S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by The Dreyfus Corporation. Debt securities rated Caa by Moody's and CCC by S&P, Fitch or Duff are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks--Lower Rated Securities" below.


                While the Series does not intend to limit the amount of its assets invested in Money Market Instruments, except to the extent believed necessary to achieve its investment objective, it does not expect under normal market conditions to have a substantial portion of its assets invested in Money Market Instruments. However, when The Dreyfus Corporation determines that adverse market conditions exist, the Series may adopt a temporary defensive posture and invest its entire portfolio in Money Market Instruments. In addition, the Series may invest in Money Market Instruments in anticipation of investing cash positions.


                In addition, the Series may engage in various investment techniques, such as foreign currency transactions, options and futures transactions, leveraging, lending portfolio securities and short-selling. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies-- Management Policies" in the Statement of Additional Information.

MANAGED ASSETS PORTFOLIO

                The Managed Assets Portfolio is a diversified portfolio, the goal of which is to maximize total return, consisting of capital appreciation and current income. The Series follows an asset allocation strategy by investing in equity securities, debt securities and Money Market Instruments of domestic and foreign issuers. The Series will not be managed as a balanced portfolio and is not required to maintain a portion of its investments in each of the Series' permitted investment categories at all times. The asset classes, market sectors, securities and portfolio strategies selected will be those that The Dreyfus Corporation and Comstock Partners, Inc. ("Comstock"), the Series' sub-investment adviser, believe prudent and offer the greatest potential for achieving the Series' investment objective. The asset allocation mix selected will be a primary determinant of the Series' investment performance.


                The equity securities in which the Series may invest include common stocks, preferred stocks, convertible securities and warrants. The debt securities in which the Series may invest include bonds, debentures and notes. The Series may invest up to 60% of the value of its total assets in the securities of foreign issuers, including those issued in the form of American Depositary Receipts and European Depositary Receipts. The Series may invest up to 20% of the value of its total net assets in securities of issuers principally located in any one foreign country, except that the Series may invest up to 35% of the value of its total net assets in securities of issuers located in any one of the following foreign countries:
Australia, Canada, France, Japan, the United Kingdom or Germany. The Series may invest in the securities of companies whose principal activities are in, or governments of, emerging markets. See "Investment Considerations and Risks--Foreign Securities" below.



                The Series generally seeks to invest in equity securities determined to offer above average potential for total return. In making this determination, factors including price-earnings ratios, cash flow and the relationship of asset value to market value of the securities will be taken into account. The Series will be alert to companies engaged in restructuring efforts, such as mergers, acquisitions and divestitures of less profitable units.

                The Series generally seeks to invest in debt securities where the yield and potential for capital appreciation of the security are considered sufficiently attractive in light of the risks of ownership of the security. In determining whether the Series should invest in particular debt securities, the factors considered may include: the price, coupon and yield to maturity; assessment of the credit quality of the issuer; the issuer's available cash flow and the related coverage ratios; the property, if any, securing the obligation; and the terms of the debt securities, including the subordination, default, sinking fund and early redemption provisions. Ratings, if any, assigned to the securities by Moody's or S&P or other recognized rating agencies also will be considered. The judgment of The Dreyfus Corporation and Comstock as to credit quality of a debt security may differ, however, from that suggested by the ratings published by a rating service. The Series is not subject to any limit on the percentage of its assets that may be invested in securities having a certain rating. Low-rated and unrated securities have special risks relating to the ability of the Series to receive timely, or perhaps ultimate, payment of principal and interest. They are considered to have speculative characteristics and to be of poor quality; some obligations in which the Series may invest may be in default. See "Investment Considerations and Risks--Lower Rated Securities" below. The Series may also invest in Stripped Treasury Securities (as defined below).


                The Managed Assets Portfolio may invest up to 100% of its assets in Money Market Instruments, but at no time will the Series' investments in bank obligations, including time deposits, exceed 25% of its assets.


                To the extent permitted under the 1940 Act, the Series may invest in securities issued by closed-end investment companies which principally invest in securities of foreign issuers. The Series also may purchase to a limited extent securities representing the right to receive the capital appreciation above a certain amount, and other securities representing the right to receive dividends and all other attributes of beneficial ownership, in respect of an entity's common stock or other similar instrument. These securities typically are sold as shares in unit investment trusts.


                In addition, the Series may engage in various investment techniques, such as foreign currency transactions, options and futures transactions, lending portfolio securities and short-selling. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.

SMALL CAP PORTFOLIO

                The Small Cap Portfolio is a diversified portfolio, the goal of which is to maximize capital appreciation. The Series seeks out companies that The Dreyfus Corporation believes have the potential for significant growth. During periods The Dreyfus Corporation judges to be of market strength, the Series will act aggressively to increase shareholders' capital by investing principally in common stocks (some of which may be dividend paying) of domestic and foreign issuers. Under normal market conditions, the Series will invest at least 65% of its total assets in companies with market capitalizations of less than $750 million at the time of purchase, both domestic and foreign, which the Series believes to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Series also will make investments based on prospective economic or political changes. Further, the Series will invest in special situations such as corporate restructurings, mergers or acquisitions, thereby seeking out undervalued securities. In periods of market weakness, the Series may adopt a temporary defensive posture to preserve shareholders' capital by investing the Series' assets in Money Market Instruments. When the Series has adopted a temporary defensive posture, the entire portfolio can be so invested.


                The Series may invest up to 25% of the value of its assets in the common stocks of foreign companies which are not publicly-traded in the United States. The Series currently does not intend to invest more than 20% of its assets in foreign securities. See "Investment Considerations and Risks--Foreign Securities" below.


                The Series also may invest in debt securities rated as low as the lowest rating assigned by Moody's or S&P, and in unrated debt securities, which have special risks. See "Investment Considerations and Risks--Fixed-Income Securities" and "--Lower Rated Securities."


                In addition, the Series may engage in lending portfolio securities, foreign currency transactions and, to a limited extent, short-selling. See "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.

SMALL COMPANY STOCK PORTFOLIO

                The Small Company Stock Portfolio is a
diversified portfolio, the goal of which is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500* Index. The Series invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, wile attempting to maintain volatility and diversification similar to that of the Russell 2500* Index. The Series will invest in the securities of such issuers that are considered by The Dreyfus Corporation and Laurel Capital Advisors, the Series' sub-investment adviser, to offer above-average growth potential. Small- to medium-sized issuers will include those U.S. companies with market capitalizations generally ranging in value from $100 million to $1.5 billion. The equity securities in which the Series invests consist of common stocks, preferred stocks and securities convertible into common stocks, including those in the form of American Depositary Receipts. The Series also may invest up to 20% of its assets in foreign securities. See "Investment Considerations and Risks--Foreign Securities" below.


                The Russell 2500* Index is composed of the 500 smallest (in terms of market capitalization) common stocks in the Russell 1000(trademark) Index and all 2,000 common stocks in the Russell 2000(trademark) Index. The Russell 1000(trademark) Index consists of the 1,000 largest common stocks and the Russell 2000(trademark) Index consists of the 2,000 smallest common stocks, as ranked by total market capitalization, in the Russell 3000(trademark) Index. The Russell 3000(trademark) Index is composed of the largest 3,000 common stocks and represents approximately 98% of the U.S. equity market as determined by market capitalization. Market capitalization of the common stocks contained in the Russell 2500* Index typically ranges from $100 million to $1.5 billion.

___________________
*   Russell 2500(trademark) is a trademark of Frank Russell
    Company. The Series is not sponsored, endorsed, sold or promoted by Frank Russell Company.

                While seeking desirable investments, the Series may invest in Money Market Instruments. Under normal market conditions, the Series does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when The Dreyfus Corporation and Laurel Capital Advisors determine that adverse market conditions exist, the Series may adopt a temporary defensive posture and invest all of its assets in Money Market Instruments.


                In an effort to increase returns, the Series may engage in various investment techniques, such as lending portfolio securities, foreign currency transactions, and options and futures transactions, and may enter into reverse repurchase agreements. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.


DISCIPLINED STOCK PORTFOLIO


                The Disciplined Stock Portfolio is a diversified portfolio, the goal of which is to provide investment results that are greater than the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").** The Series uses quantitative statistical modeling techniques to identify equity securities which emphasize certain attributes expected to produce in the aggregate total return greater than that of the S&P 500 Index. This investment process utilizes disciplined control of fund risk and a process of rigorous security selection. The Series is not an index fund and its investments are not limited to securities of issuers in the S&P 500 Index.


                Individual security selection is the foundation of the Series' investment approach. Consistency of returns which exceed those of the S&P 500 Index and stability of the Series' asset value relative to the S&P 500 Index are primary goals of the investment process. Information from diverse sources is collected and used to construct valuation models which are combined to form a comprehensive computerized valuation ranking system identifying common stocks which appear to be over or under valued. These models include measures of actual and estimated earnings changes and relative value based on dividend discount calculations, book values to stock price ratios, earnings to stock price ratios and return on equity ratios. The computerized ranking system incorporates information from the most recent time period available to the system and categorizes individual securities within each industry according to relative attractiveness. The Dreyfus Corporation and Laurel Capital Advisors, the Series' sub-investment adviser, then use the data provided by the model to construct a portfolio in an attempt to achieve the Series' investment objective, while attempting to maintain risk characteristics similar to those of the S&P 500 Index.


                The S&P 500 Index is composed of 500 common stocks, most of which are listed on the New York Stock Exchange, chosen to reflect the industries of the U.S. economy. The weightings of stocks in the S&P 500 Index are based on each stocks relative total market capitalization. Because of this weighting, as of _____________, 1995, approximately ___% of the S&P 500 Index was composed of the 50 largest companies.

**    S&P(registered trademark)" and "Standard & Poor's 500
      Composite Stock Price Index" are trademarks of The
      McGraw Hill Companies, Inc. The Series is not sponsored, endorsed, sold or promoted by S&P or The McGraw Hill Companies, Inc.

                Under normal circumstances, at least 65% of the Series' total assets will be invested in equity securities, consisting of common stocks, preferred stocks and securities convertible into common stocks, including those in the form of American Depositary Receipts. While seeking desirable investments, the Series may invest in Money Market Instruments. Under normal market conditions, the Fund does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when The Dreyfus Corporation and Laurel Capital Advisors determine that adverse market conditions exist, the Series may adopt a temporary defensive posture and invest all of its assets in Money Market Instruments.


INTERNATIONAL VALUE PORTFOLIO


                The International Value Portfolio is a
diversified portfolio, the goal of which is long-term capital growth. The Series anticipates that at least 65% of the value of its total assets (except when maintaining a temporary defensive position) will be invested in equity securities principally of foreign issuers which would be characterized as "value" companies according to criteria established by The Dreyfus Corporation and The Boston Company Asset Management, Inc. ("TBC Asset Management"), the Series' sub-investment adviser. Under normal market conditions, the Series expects that substantially all of its assets will be invested in securities of foreign issuers. While there are no prescribed limits on geographic asset distribution outside the United States, the Series ordinarily will seek to invest its assets in not less than three foreign countries. The Series' securities selections generally will be made without regard to an issuer's market capitalization. Equity securities consist of common stocks, convertible securities and preferred stocks.


                To manage the Series, The Dreyfus Corporation and TBC Asset Management classify issuers as "growth" or "value" companies. In general, the Series' advisers believe that companies with relatively low price to book ratios, low price to earnings ratios or higher than average dividend payments in relation to price should be classified as value companies. Alternatively, companies which have above average earnings or sales growth and retention of earnings and command higher price to earnings ratios fit the more classic growth description.


                The Series may invest, to a limited extent, in debt securities issued by foreign governments and securities issued by closed-end investment companies. While seeking desirable investments, the Series may invest in Money Market Instruments. Under normal market conditions, the Series does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when the Series' advisers determine that adverse market conditions exist, the Series may adopt a temporary defensive posture and invest all of its assets in Money Market Instruments.


                In addition, the Series may engage in various investment techniques, such as foreign currency transactions, options and futures transactions and lending portfolio securities. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.

INTERNATIONAL EQUITY PORTFOLIO

                The International Equity Portfolio is a
non-diversified portfolio, the goal of which is capital growth. It is a fundamental policy of the Series that at least 65% of the value of its total assets (except when maintaining a temporary defensive position) will be invested in equity securities of foreign issuers. Equity securities consist of common stocks, convertible securities and preferred stocks. The Series also may invest in debt securities of foreign issuers that management believes, based on market conditions, the financial condition of the issuer, general economic conditions and other relevant factors, offer opportunities for capital growth. Under normal market conditions, it is expected that substantially all of the Series' assets will be invested in securities of foreign issuers. While there are no prescribed limits on geographic asset distribution outside the United States, the Series ordinarily will seek to invest its assets in no fewer than three foreign countries. The Series may invest up to 5% of its assets in securities of companies that have been in continuous operation for fewer than three years.

                The debt securities in which the Series may invest must be rated at least Baa by Moody's or at least BBB by S&P, Fitch or Duff or, if unrated, deemed to be of comparable quality by The Dreyfus Corporation and M&G Investment Management Limited ("M&G"), the Series' sub-investment adviser. Debt securities rated Baa by Moody's or BBB by S&P, Fitch or Duff are considered investment grade obligations which lack outstanding investment characteristics and have speculative characteristics as well. See "Investment Considerations and Risks--Fixed-Income Securities" below.


                While seeking desirable equity investments, the Series may invest in Money Market Instruments. Under normal market conditions, the Series does not expect to have a substantial portion of its assets invested in Money Market Instruments. However, when The Dreyfus Corporation and M&G determine that adverse market conditions exist, the Series may adopt a temporary defensive posture and invest all of its assets in Money Market Instruments.


                In addition, the Series may engage in various investment techniques, such as foreign currency transactions, options and futures transactions and lending portfolio securities. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.

QUALITY BOND PORTFOLIO

                The Quality Bond Portfolio is a diversified portfolio, the goal of which is to provide the maximum amount of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Series invests principally in debt obligations of corporations, the U.S. Government and its agencies and instrumentalities, and major U.S. banking institutions. At least 80% of the value of the Series' net assets will consist of obligations of corporations which, at the time of purchase by the Series, are rated at least A by Moody's or S&P, or determined to be of comparable quality by The Dreyfus Corporation, and of securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities. The Series also may invest in mortgage-related securities, municipal obligations and zero coupon securities as described herein. At least 65% of the value of the Series' net assets (except when maintaining a temporary defensive position) will be invested in bonds, debentures and other debt instruments.

                Up to 20% of the Series' assets may consist of high grade commercial paper of U.S. issuers, certificates of deposit, time deposits and bankers' acceptances, and corporate bonds which are rated in any category lower than A by both Moody's and S&P. When deemed necessary for temporary defensive purposes or in connection with loans of portfolio securities, the Series' investment in high grade commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its assets, although the Series currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Under no circumstances will the Series invest more than 20% of its assets in corporate bonds which are rated lower than A, but in no case lower than B, by both Moody's and S&P or are unrated. In addition, the Series will invest no more than 5% of its assets in bonds rated Ba or B by Moody's and BB or B by S&P. The Series may invest up to 10% of its assets in securities of foreign issuers.


                In addition, the Series may engage in lending portfolio securities. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques--Lending Portfolio Securities" below and "Investment Objectives and Management Policies" in the Statement of Additional Information.

ZERO COUPON 2000 PORTFOLIO

                The Zero Coupon 2000 Portfolio is a diversified portfolio, the goal of which is to provide as high an investment return as is consistent with the preservation of capital. The Zero Coupon 2000 Portfolio invests in a portfolio consisting primarily (but currently not anticipated to be in excess of 55% of the Series' assets) of debt obligations issued by the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, and receipts and certificates for stripped debt obligations and stripped coupons, including U.S. Government trust certificates (collectively, "Stripped Treasury Securities"). See also "Appendix--Certain Portfolio Securities--Stripped Treasury Securities." The Series also may purchase other zero coupon securities issued by the U.S. Government and its agencies and instrumentalities, by a variety of tax exempt issuers such as state and local governments and their agencies and instrumentalities and by "mixed-ownership government corporations" (collectively, "Stripped Government Securities"). In addition, the Series may purchase zero coupon securities issued by domestic corporations which consist of corporate debt obligations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons (collectively, "Stripped Corporate Securities"). Stripped Corporate Securities held by the Series 2000 Portfolio will be rated at least Baa by Moody's or BBB by S&P. In addition, the Series may purchase stripped Eurodollar obligations, which are debt securities denominated in U.S. dollars that are issued by foreign issuers, often guaranteed subsidiaries of domestic corporations. The Series may invest up to 25% of its assets in securities of foreign issuers. At the present time, the Series does not intend to invest more than 20% of its assets in securities of foreign issuers. To the extent that a liquid secondary market is not available for Stripped Treasury Securities, Stripped Government Securities, Stripped Corporate Securities or stripped Eurodollar obligations, the Series will invest no more than 15% of its net assets in such securities and in other securities that are illiquid. For a further discussion concerning stripped securities, including stripped Eurodollar obligations, see "Investment Considerations and Risks--Special Considerations Relating to Stripped Securities" below.

                Stripped Treasury Securities, Stripped
Government Securities, Stripped Corporate Securities and stripped Eurodollar obligations are referred to collectively herein as "Stripped Securities." A Stripped Security pays no interest to its holder during its life, and its value consists of the difference between its face value at maturity and its price. The Zero Coupon 2000 Portfolio is so designated because at least 65% of the value of the Series' assets will consist of portfolio securities which will mature on or about December 31, 2000.

                In addition to investing at least 65% of its net assets in Stripped Securities, the Series will purchase interest-bearing U.S. Government securities and other Money Market Instruments held for the purpose of providing income with which to pay the expenses of the Series and to provide funds with which to meet redemption requests.


                There can be no assurance that the Series' objective can be met if Series shares are redeemed prior to maturity of the underlying Stripped Securities because market prices of the Stripped Securities before maturity will vary with changes in interest rates. Stripped Securities, including stripped Eurodollar obligations, do not make any periodic payments of interest prior to maturity and the stripping of the interest coupons causes the Stripped Securities to be offered at a substantial (or "deep") discount from their face amounts. The market value of Stripped Securities, and therefore of the shares of the Series, will fluctuate with changes in interest rates and other factors and may be subject to greater fluctuations in response to changing interest rates than would a fund consisting of debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period to maturity.

                On December 31, 2000, the maturity date for the Zero Coupon 2000 Portfolio, the portfolio will be liquidated. Some of the Series' portfolio securities may mature up to several months earlier than the planned maturity date of the Series. Attempts will be made to match the maturity dates of the portfolio assets with the Series' maturity date as closely as possible, but securities may be purchased with earlier maturities where additional revenue for the Series may be achieved by such purchases. Prior to December 31, 2000, shareholders will be informed of the liquidation of the Series and will be offered the opportunity to exchange their investment upon maturity for another Series of the Fund. In the event the Zero Coupon 2000 Portfolio has not received instructions from shareholders as to the disposition of funds upon maturity of the Series, such funds will be invested automatically in the Money Market Portfolio.

                In addition, the Series currently intends, to a limited extent, to engage in options and futures transactions and lending portfolio securities. See also "Investment Considerations and Risks" and "Appendix--Investment Techniques" below and "Investment Objectives and Management Policies-- Management Policies" in the Statement of Additional Information.



INVESTMENT CONSIDERATIONS AND RISKS

GENERAL--Since each Series will pursue different types of investments, the risks of investing will vary depending on the Series selected for investment. Before selecting a Series in which to invest, the investor should assess the risks associated with the types of investments made by the Series. The net asset value per share of each Series, other than the Money Market Portfolio, should be expected to fluctuate. Investors should consider each Series as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. See "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information for a further discussion of certain risks.


EQUITY SECURITIES--(Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets, Small Cap and Small Company Stock Portfolios) Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Series' investments will result in changes in the value of its shares and thus the Series' total return to investors.

                The securities of the smaller companies in which the Series may invest may be subject to more abrupt or erratic market movements than larger, more-established companies, because these securities typically are traded in lower volume and the issuers typically are subject to a greater degree to changes in earnings and prospects.

FIXED-INCOME SECURITIES--(All Series) Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Certain securities that may be purchased by a Series, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal.

                The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain debt securities purchased by the Managed Assets, Growth and Income, International Equity and Quality Bond Portfolios, such as those rated Baa by Moody's and BBB by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Obligations rated Baa by Moody's are considered medium grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Bonds rated BBB by S&P, Fitch and Duff are investment grade and regarded as having adequate capacity to pay interest and repay principal; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. See "Appendix--Certain Portfolio Securities-- Ratings" below and "Appendix" in the Statement of Additional Information.


SPECIAL CONSIDERATIONS RELATING TO STRIPPED SECURITIES--(Zero Coupon 2000 Portfolio and, to a limited extent, all other Series) A Stripped Security is a debt obligation that does not entitle the holder to any periodic payments of interest prior to maturity and therefore is issued and traded at a discount from its face amount. The discount from face value at which Stripped Securities are purchased varies depending on the time remaining until maturity, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. Because the discount from face value is known at the time of investment, investors holding Stripped Securities until maturity know the total amount of their investment return at the time of investment. In contrast, a portion of the total realized return from conventional interest-paying obligations comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investment's total return is uncertain even for investors holding the securities to their maturity. This uncertainty is commonly referred to as reinvestment risk and can have a significant impact on total realized investment return. With Stripped Securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the Stripped Securities to maturity.

                Stripped Securities can be sold prior to their due date in the secondary market at their then prevailing market value, which depends primarily on the time remaining to maturity, prevailing levels of interest rates and the perceived credit quality of the issuer, which may be more or less than the securities' value. The market prices of Stripped Securities are generally more volatile than the market prices of securities that pay interest periodically and, accordingly, are likely to respond to a greater degree to changes in interest rates than do other debt obligations having similar maturities and credit quality characteristics. As a result, the net asset value of shares of the Zero Coupon 2000 Portfolio may fluctuate over a greater range than shares of other mutual funds that invest in obligations of the U.S. Government or corporations having similar maturities but that make current distributions of interest.

                As an open-end investment company, the Zero
Coupon 2000 Portfolio will be issuing new shares and will be required to redeem its shares upon the request of any shareholder at the net asset value next determined after receipt of the request. However, because of the price volatility of Stripped Securities prior to maturity, a shareholder who redeems shares may realize an amount that is less or greater than the entire amount initially invested. Accordingly, the Zero Coupon 2000 Portfolio may not be appropriate for investors that expect to have a current need for income from the investment or wish to liquidate their investment prior to December 31, 2000.

                Each year the Zero Coupon 2000 Portfolio will be required to accrue an increasing amount of income on its Stripped Securities. To maintain its tax status as a regulated investment company and to avoid imposition of excise taxes, however, the Zero Coupon 2000 Portfolio and any other Series that invests in Stripped Securities will be required to distribute dividends equal to substantially all of its net investment income, including the accrued income, derived from its Stripped Securities for which it receives no payments in cash prior to their maturity.

                The Series cannot assure that it will be able to achieve a certain level of return due to the possible necessity of having to sell certain Stripped Securities to pay expenses, dividends or meet redemptions at times and at prices that might be disadvantageous or, alternatively, the need to invest assets received from new purchases at prevailing interest rates, which would expose the Series to reinvestment risk. In addition, no assurance can be given as to the liquidity of the market for certain of these securities. Determination as to the liquidity of such securities will be made in accordance with guidelines established by the Fund's Board. In accordance with such guidelines, the Series' adviser will monitor the Series' investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information.



LOWER RATED SECURITIES--(Growth and Income, Managed Assets, Quality Bond and, to a limited extent, Small Cap Portfolios) Shareholders should carefully consider the relative risks of investing in higher yielding (and, therefore, higher risk) debt securities (convertible debt securities with respect to the Growth and Income Portfolio) in which such Series may invest. These are securities such as those rated Ba by Moody's or BB by S&P, Fitch or Duff, or as low as those rated B by Moody's and S&P, Fitch or Duff in the case of the Quality Bond Portfolio, or as low as those rated Caa by Moody's or CCC by S&P, Fitch or Duff in the case of the Growth and Income Portfolio, or as low as the lowest rating assigned by Moody's, S&P, Fitch or Duff in the case of the Managed Assets and Small Cap Portfolios (commonly known as junk bonds). They generally are not meant for short-term investing and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. The retail secondary market for these debt securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Series to sell certain securities or could result in lower prices than those used in calculating the Series' net asset value.


FOREIGN SECURITIES--(All Series) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.


                Because evidences of ownership of such
securities usually are held outside the United States, the Series will be subject to additional risks which include possible adverse political and economic developments, possible seizure or nationalization of foreign deposits and possible adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities or might restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.


                Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Series have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries. In an attempt to control inflation, wage and price controls have been imposed in certain developing countries.


                Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.


                The percentage of a Series' assets which may be invested in foreign securities as noted above is not a fundamental policy and may be changed at any time without shareholder approval.


FOREIGN CURRENCY TRANSACTIONS--(Capital Appreciation, Growth and Income, International Equity, International Value, Managed Assets, Small Cap and Small Company Stock Portfolios) Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. See "Appendix--Investment Techniques--Foreign Currency Transactions."


USE OF DERIVATIVES--(Managed Assets, Growth and Income, Small Company Stock, International Value, International Equity and Zero Coupon 2000 Portfolios) These Series may invest in derivatives ("Derivatives"). These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset, index or interest rate and, in the case of the Growth and Income Portfolio, mortgage-related securities. The Derivatives the Series may use include options and futures. While Derivatives can be used effectively in furtherance of the Series' investment objective, under certain market conditions, they can increase the volatility of the Series' net asset value, can decrease the liquidity of the Series' investments and make more difficult the accurate pricing of the Series' portfolio. See "Appendix--Investment Techniques- -Use of Derivatives" below, and "Investment Objectives and Management Policies--Management Policies--Derivatives" in the Statement of Additional Information.

BANK SECURITIES--(Money Market Portfolio) To the extent the Money Market Portfolio's investments are concentrated in the banking industry, the Series will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Money Market Portfolio's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of the concentration of loan portfolios in leveraged transactions and in particular businesses, and competition within the banking industry as well as with other types of financial institutions. The Money Market Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of high quality.


MUNICIPAL LEASE/PURCHASE OBLIGATIONS--(Growth and Income and Quality Bond Portfolios) Certain municipal lease/purchase obligations in which the Series may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

PORTFOLIO TURNOVER--(All Series) No Series will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rates are anticipated to exceed 100% for the Managed Assets and Small Cap Portfolios, to be less than 100% for the Capital Appreciation Portfolio and to be less than 150% for the Growth and Income, Quality Bond, Zero Coupon 2000, Disciplined Stock, Small Company Stock, International Value and International Equity Portfolios. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions and transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. The Money Market Portfolio may have a high portfolio turnover, but that should not adversely affect the Series since it usually does not pay brokerage commissions when it purchases short-term debt obligations.




NON-DIVERSIFIED PORTFOLIOS--(Growth and Income and International Equity Portfolios) The Growth and Income and International Equity Portfolios are classified as "non-diversified" investment companies, which means that the proportion of such Series' assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer. Since a relatively high percentage of each of these Series' assets may be invested in the securities of a limited number of issuers, some of which may be within the same industry, the Series' portfolio may be more sensitive to changes in the market value of a single issuer or industry. However, to meet Federal tax requirements, at the close of each quarter neither of these Series may have more than 25% of its total assets invested in any one issuer and, with respect to 50% of total assets, more than 5% of its total assets invested in any one issuer. Neither Series may invest more than 25% of its assets in any one industry. These limitations do not apply to U.S. Government securities.

STATE INSURANCE REGULATION--(All Series) The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by Participating Insurance Companies and will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning concentration of investments, purchase and sale of futures contracts and short sales of securities, among other techniques. If applied to the Fund, each Series may be limited in its ability to engage in such techniques and to manage its portfolio with the flexibility provided herein. It is the Fund's intention that each Series operate in material compliance with current insurance laws and regulations, as applied, in each jurisdiction in which the Series is offered.

SIMULTANEOUS INVESTMENT BY OTHER SERIES OR FUNDS--(All Series) Investment decisions for each Series are made independently from those of the other Series and investment companies managed by The Dreyfus Corporation (and, where applicable, the Series' sub-investment adviser). However, if such other Series or investment companies are prepared to invest in, or desire to dispose of, securities of the type in which the Series invests, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Series or the price paid or received by a Series.

MANAGEMENT OF THE FUND


INVESTMENT ADVISER--The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of October 31, 1995, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than
1.8 million investor accounts nationwide.


                The Dreyfus Corporation supervises and assists in the overall management of the Fund's affairs under an Investment Advisory Agreement with the Fund, subject to the overall authority of the Fund's Board in accordance with Massachusetts law.

                Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $209 billion in assets as of September 30, 1995, including approximately $80 billion in proprietary mutual fund assets. As of September 30, 1995, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $717 billion in assets including approximately $55 billion in mutual fund assets.



                The primary portfolio managers of the Series are as follows:


Capital Appreciation Portfolio--Fayez Sarofim.  He has been the
Series' primary portfolio manager since the Series commenced operations and has been employed by Sarofim since 1958.


Growth and Income Portfolio--Richard Hoey. He has been the Series' primary portfolio manager since the Series commenced operations and has been employed by The Dreyfus Corporation since April 1991. From April 1990 to March 1991, Mr. Hoey was Chief Economist and a Managing Director of Barclays de Zoete Wedd.


Managed Assets Portfolio--Investment decisions are made by the Investment Policy Committee of Comstock, and no person is primarily responsible for making recommendations to that committee.


Small Cap Portfolio--Thomas A. Frank. He has been the Series' primary portfolio manager since the Series commenced operations and has been employed by The Dreyfus Corporation since 1985.


Small Company Stock Portfolio--James Wadsworth. He has been the Series' primary portfolio manager since the Series' inception and has been Chief Investment Officer for Laurel Capital Advisors since October 1990. Mr. Wadsworth also is a First Vice President of Mellon, where he has been employed since 1977.


Disciplined Stock Portfolio--Bert Mullins. He has been the Series' primary portfolio manager since the Series' inception and has been employed by Laurel Capital Advisors since October 1990. Mr. Mullins also is a Vice President, Portfolio Manager and Senior Security Analyst for Mellon, where he has been employed since 1966.


International Value Portfolio--Sandor Cseh. He has been the Series' primary portfolio manager since the Series' inception and has been employed by TBC Asset Management or its predecessor since October 1994. Prior to joining TBC Asset Management,
Mr. Cseh was President of Cseh International & Associates Inc., the international money management division of Cashman, Farrell & Association, and was a securities analyst with several banks.


International Equity Portfolio--John Christopher Whitaker. He has been the Series' primary portfolio manager since October 1, 1995 and has been a Director of M&G since 1991. Prior thereto, Mr. Whitaker was a Director of County NatWest Investment
Management.


Quality Bond Portfolio--Garitt Kono. He has been the Series' primary portfolio manager since the Series commenced operations and has been employed by The Dreyfus Corporation since September 1992. Prior to joining The Dreyfus Corporation,
Mr. Kono was Vice President--Fixed Income at The First Boston
Corporation.


Zero Coupon 2000 Portfolio--Garrett Kono.  He has been the
Series' primary portfolio manager since the Series commenced operations.

                Under the terms of the Investment Advisory
Agreement, the Fund has agreed to pay The Dreyfus Corporation a monthly fee at the annual rate of .75 of 1% of the value of the Disciplined Stock Portfolio's average daily net assets; .375 of 1% of the value of the Managed Assets Portfolio's average daily net assets; .75 of 1% of the value of the Growth and Income Portfolio's average daily net assets; 1% of the value of the International Value Portfolio's average daily net assets; .75 of 1% of the value of the International Equity Portfolio's average daily net assets; .50 of 1% of the value of the Money Market Portfolio's average daily net assets; .75 of 1% of the value of the Small Company Stock Portfolio's average daily net assets;
 .65 of 1% of the value of the Quality Bond Portfolio's average daily net assets; .75 of 1% of the value of the Small Cap Portfolio's average daily net assets; and .45 of 1% of the value of the Zero Coupon 2000 Portfolio's average daily net assets. Under the terms of the Investment Advisory Agreement with respect to the Capital Appreciation Portfolio, the Fund has agreed to pay The Dreyfus Corporation an annual fee, payable monthly, as set forth below:

                                      ANNUAL FEE AS A
                                      PERCENTAGE OF
                                      AVERAGE DAILY NET
                                      ASSETS OF THE CAPITAL
                                      APPRECIATION PORTFOLIO

TOTAL ASSETS                          ________________
---------------------
0 to $150 million.................. .55 of 1%
$150 million to $300 million....... .50 of 1%
$300 million or more............... .375 of 1%

                For the fiscal year ended December 31, 1994, the Fund paid The Dreyfus Corporation an investment advisory fee with respect to the Small Cap Portfolio at the effective annual rate of .23 of 1% of the value of the Small Cap Portfolio's average daily net assets. For the fiscal year ended
December 31, 1994, the Fund paid no other investment advisory fees to The Dreyfus Corporation with respect to any of the other Series pursuant to undertakings by The Dreyfus Corporation.


SUB-INVESTMENT ADVISERS--With respect to the Managed Assets Portfolio, Comstock Partners, a registered investment adviser located at 10 Exchange Place, Jersey City, New Jersey 07302, serves as the Series' sub-investment adviser. Comstock Partners was formed in 1986 and, as of December 31, 1995, managed approximately [$979] million in assets for other mutual funds and several discretionary accounts. Comstock Partners, subject to the supervision and approval of The Dreyfus Corporation, provides investment advisory assistance and the day-to-day management of the Managed Assets Portfolio, as well as research and statistical information under a Sub-Investment Advisory Agreement with the Fund, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. Under the terms of the Sub-Investment Advisory Agreement with respect to the Managed Assets Portfolio, the Fund has agreed to pay Comstock Partners a monthly fee at the annual rate of .375 of 1% of the value of the Managed Assets Portfolio's average daily net assets. For the year ended December 31, 1994, the Fund paid Comstock Partners a sub-investment advisory fee with respect to the Managed Assets Portfolio at the effective annual rate of .17 of 1% of the Managed Assets Portfolio's average daily net assets.


                With respect to the Capital Appreciation
Portfolio, Sarofim, a registered investment adviser located at Two Houston Center, Suite 2907, Houston, Texas 77010, serves as the Series' sub-investment adviser. Sarofim was formed in 1958 and, as of December 31, 1995, provided investment advisory services to discretionary accounts having aggregate assets of approximately [$21.2] billion. Sarofim, subject to the supervision and approval of The Dreyfus Corporation, provides investment advisory assistance and the day-to-day management of the Capital Appreciation Portfolio, as well as investment research and statistical information, under a Sub-Investment Advisory Agreement with the Fund, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. Under the terms of the Sub-Investment Advisory Agreement with respect to the Capital Appreciation Portfolio, the Fund has agreed to pay Sarofim an annual fee, payable monthly, as set forth below:

                                        ANNUAL FEE AS A
                                        PERCENTAGE OF
                                        AVERAGE DAILY NET
                                        ASSETS OF THE CAPITAL
                                        APPRECIATION PORTFOLIO
TOTAL ASSETS
---------------------                    -------------------
0 to $150 million...................     .20 of 1%
$150 million to $300 million........     .25 of 1%
$300 million or more................     .375 of 1%

For the year ended December 31, 1994, no sub-investment advisory fee was paid to Sarofim by the Fund with respect to the Capital
Appreciation Portfolio pursuant to an undertaking then in effect.


                With respect to the Disciplined Stock and Small Company Stock Portfolios, The Dreyfus Corporation has engaged Laurel Capital Advisors, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, to serve as each Series' sub-investment adviser. Laurel Capital Advisors, a registered investment adviser formed in 1990, is an indirect wholly-owned subsidiary of Mellon and, thus, an affiliate of The Dreyfus Corporation. As of December 31, 1995, Laurel Capital Advisors managed approximately [$5.8] billion in assets. Laurel Capital Advisors, subject to the supervision and approval of The Dreyfus Corporation, provides investment advisory assistance and the day-to-day management of each of the Disciplined Stock and Small Company Stock Portfolio's investments, as well as investment research and statistical information, under a Sub-Investment Advisory Agreement with The Dreyfus Corporation, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. Under the terms of the Sub-Investment Advisory Agreement with respect to each of the Disciplined Stock and Small Company Stock Portfolio, The Dreyfus Corporation has agreed to pay Laurel Capital Advisors a monthly fee at the annual rate of .__ of 1% of the value of each such Portfolio's average daily net assets.



                With respect to the International Equity
Portfolio, The Dreyfus Corporation has engaged M&G, a registered investment adviser located at Three Quays Tower Hill, London EC3R 6BQ, England, to serve as the Series' sub-investment adviser. M&G was formed in 1961 and, as of December 31, 1995, managed approximately [$21.5] billion in assets. M&G, subject to the supervision and approval of The Dreyfus Corporation provides investment advisory assistance and the day-to-day management of the International Equity Portfolio, as well as research and statistical information under a Sub-Investment Advisory Agreement with The Dreyfus Corporation, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. Under the terms of the Sub-Investment Advisory Agreement with respect to the International Equity Portfolio, The Dreyfus Corporation has agreed to pay M&G a monthly fee at the annual rate of .30 of 1% of the value of the International Equity Portfolio's average daily net assets. For the fiscal year ended December 31, 1994, no sub-investment advisory fee was paid to M&G by The Dreyfus Corporation with respect to the International Equity Portfolio pursuant to an undertaking then in effect.


                With respect to the International Value
Portfolio, The Dreyfus Corporation has engaged TBC Asset Management, located at One Boston Place, Boston, Massachusetts 02108, to serve as the Series' sub-investment adviser. TBC Asset Management, a registered investment adviser formed in 1970, is an indirect wholly-owned subsidiary of Mellon and, thus, an affiliate of The Dreyfus Corporation. As of December 31, 1995, TBC Asset Management managed approximately [$10.7] billion in assets and serves as the investment adviser of five other investment companies. TBC Asset Management, subject to the supervision and approval of The Dreyfus Corporation, provides investment advisory assistance and the day-to-day management of the International Value Portfolio's investments, as well as investment research and statistical information, under a Sub-Investment Advisory Agreement with The Dreyfus Corporation, subject to the overall authority of the Fund's Board in accordance with Massachusetts law. Under the terms of the Sub-Investment Advisory Agreement with respect to the International Value Portfolio, The Dreyfus Corporation has agreed to pay TBC Asset Management a monthly fee at the annual rate of .50 of 1% of the value of the International Value Portfolio's average daily net assets.


EXPENSES--All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by The Dreyfus Corporation or a sub-investment adviser. The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of The Dreyfus Corporation or any sub-investment adviser or their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Expenses attributable to a particular Series are charged against the assets of that Series; other expenses of the Fund are allocated among the Series on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Series.


                The advisory fees of the Managed Assets, Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Small Cap and Small Company Stock Portfolios are higher than those paid by most other investment companies. From time to time, The Dreyfus Corporation (and, with respect to the Managed Assets Portfolio, Comstock Partners and, with respect to the Capital Appreciation Portfolio, Sarofim) may waive receipt of its fees and/or voluntarily assume certain expenses of a Series, which would have the effect of lowering the overall expense ratio of that Series and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Fund will not pay The Dreyfus Corporation (or, with respect to the Managed Assets Portfolio, Comstock or, with respect to the Capital Appreciation Portfolio, Sarofim) at a later time for any amounts it may waive nor will the Fund reimburse The Dreyfus Corporation (or, with respect to the Managed Assets Portfolio, Comstock or, with respect to the Capital Appreciation Portfolio, Sarofim) for any amounts it may assume.


DISTRIBUTOR--The Fund's distributor is Premier Mutual Fund
Services, Inc. (the "Distributor"), located at One Exchange
Place, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN--Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is the Fund's Custodian.

HOW TO BUY FUND SHARES

                Separate accounts of the Participating Insurance Companies place orders based on, among other things, the amount of premium payments to be invested pursuant to VA contracts and VLI policies. Individuals may not place orders directly with the Fund. See the prospectus of the separate account of the Participating Insurance Company for more information on the purchase of Fund shares and with respect to the availability for investment in specific portfolios of the Fund. The Fund does not issue share certificates.

                Purchase orders from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Series determined on such business day if the orders are received by the Fund in proper form and in accordance with applicable requirements on the next business day and Federal Funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders are received by the Fund on the next business day in accordance with applicable requirements. It is each Participating Insurance Company's responsibility to properly transmit purchase orders and Federal Funds in accordance with applicable requirements. VA contract holders and VLI policy holders should refer to the prospectus for their contracts or policies in this regard.

                Fund shares are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each day that the New York Stock Exchange is open for business. For purposes of determining net asset value, options and futures will be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the net assets of each Series (i.e., the value of its assets less liabilities) by the total number of shares outstanding. The Zero Coupon 2000 and Quality Bond Portfolios' investments are valued each business day by an independent pricing service approved by the Fund's Board and are valued at fair value as determined by the pricing service. The pricing service's procedures are reviewed under the general supervision of the Fund's Board. The Money Market Portfolio uses the amortized cost method of valuing its investments. The Disciplined Stock, Managed Assets, Capital Appreciation, International Equity, International Value, Growth and Income, Small Cap and Small Company Stock Portfolios' investments are valued based on market value, or where market quotations are not readily available, based on fair value as determined in good faith by the Fund's Board. For further information regarding the methods employed in valuing each Series' investments, see "Determination of Net Asset Value" in the Statement of Additional Information.

HOW TO REDEEM FUND SHARES

                Series shares may be redeemed at any time by the separate accounts of the Participating Insurance Companies. Individuals may not place redemption orders directly with the Fund. Redemption requests from separate accounts based on premiums and transaction requests received by the Participating Insurance Company on a given business day in accordance with procedures established by the Participating Insurance Company will be effected at the net asset value of the applicable Series determined on such business day if the requests are received by the Fund in proper form and in accordance with applicable requirements on the next business day. It is each Participating Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. VA contract holders and VLI policy holders should consult their Participating Insurance Company in this regard. The value of the shares redeemed may be more or less than their original cost, depending on the Series' then-current net asset value. No charges are imposed by the Fund when shares are redeemed.

                The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer
Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

                Should any conflict between VA contract holders and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn, orderly portfolio management could be disrupted to the potential detriment of such contract holders and policy holders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

MONEY MARKET PORTFOLIO--Declares dividends from net investment income on each day that the Fund determines its net asset value.

Dividends usually are paid on the last calendar day of each month. The earnings for Saturdays, Sundays and holidays are declared as dividends on the next business day.

ZERO COUPON 2000 AND QUALITY BOND PORTFOLIOS--Declare and pay dividends from net investment income monthly.

GROWTH AND INCOME PORTFOLIO--Declares and pays dividends from net investment income quarterly.

CAPITAL APPRECIATION, DISCIPLINED STOCK, INTERNATIONAL EQUITY,
INTERNATIONAL VALUE, MANAGED ASSETS, SMALL CAP AND SMALL COMPANY
STOCK PORTFOLIOS--Declare and pay dividends from net investment income annually.


APPLICABLE TO ALL SERIES--Under the Internal Revenue Code of 1986, as amended (the "Code"), each Series of the Fund is treated as a separate entity for purposes of qualification and taxation as a regulated investment company. Each Series will make distributions from net realized securities gains, if any, once a year, but may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Series will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Dividends are automatically reinvested in additional shares at net asset value unless payment in cash is elected. Shares begin earning dividends on the day the purchase order is effective. If all shares in an account are redeemed at any time, all dividends to which the shareholder is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. All expenses are accrued daily and deducted before declaration of dividends to investors.

                Notice as to the tax status of dividends and distributions will be mailed to shareholders annually.
Dividends from net investment income (including discount recognized as ordinary income, if any), together with distributions of net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, generally are taxable as ordinary income whether received in cash or reinvested in additional shares. Distributions from net realized long-term securities gains generally are taxable as long-term capital gains whether received in cash or reinvested in additional shares. Since the Fund's shareholders are the Participating Insurance Companies and their separate accounts, no discussion is included herein as to the Federal income tax consequences to VA contract holders and VLI policy holders. For information concerning the Federal income tax consequences to such holders, see the prospectus for such contract or policy.

                Section 817(h) of the Code requires that the investments of a segregated asset account of an insurance company be "adequately diversified" as provided therein or in accordance with U.S. Treasury Regulations in order for the account to serve as the basis for VA contracts or VLI policies.
Section 817(h) and the U.S. Treasury Regulations issued thereunder provide the manner in which a segregated asset account will treat investments in a regulated investment company for purposes of the diversification requirements. If a Series satisfies certain conditions, a segregated asset account owning shares of the Series will be treated as owning multiple investments consisting of the account's proportionate share of each of the assets of the Series. Each Series intends to satisfy the requisite conditions so that the shares of the Series owned by a segregated asset account of a Participating Insurance Company will be treated as multiple investments.

                Management of the Fund believes that each Series (other than the Disciplined Stock, International Value and Small Company Stock Portfolios which had not commenced operations) has qualified for the fiscal year ended December 31, 1995 as a "regulated investment company" under the Code. Each Series intends to continue to so qualify if such qualification is in the best interests of its shareholders. It is expected that each of the Disciplined Stock, International Value and Small Company Stock Portfolios will qualify as a "regulated investment company" under the Code so long as such qualification is in the best interests of its shareholders. Qualification as a regulated investment company relieves the Series of any liability for Federal income taxes to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Series may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of investment income and capital gains. Participating Insurance Companies should consult their tax advisers regarding specific questions as to Federal, state or local taxes.

GENERAL INFORMATION

                The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated October 29, 1986, and commenced operations on August 31, 1990. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each share has one vote. In accordance with current law, the Fund anticipates that a Participating Insurance Company issuing a VA contract or VLI policy that participates in the Fund will request voting actions from policy holders and will vote shares in proportion to the voting instructions received. For further information on voting rights, see the prospectus for the VA contract or VLI policy for information in respect of voting.

                The Fund is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.


                To date, the Board has authorized the creation of eleven Series of shares. All consideration received by the Fund for shares of one of the Series, and all assets in which such consideration is invested, will belong to that Series (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one Series would be treated separately from those of the other Series. The Fund has the ability to create, from time to time, new series without shareholder approval.




                Under Massachusetts law, shareholders, under certain circumstances, could be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund. As described under "Management of the Fund" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

                The Transfer Agent maintains a record of each shareholder's ownership and will send confirmations and statements of account. Shareholder inquiries may be made by writing to the Fund at 144 Glenn Curtiss Boulevard, Uniondale,
New York 11556-0144, or by calling 516-338-3300.

                Owners of VLI policies and VA contracts issued by Participating Insurance Companies for which shares of one or more Series are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public auditors. Each report will show the investments owned by the Fund and the market values thereof as determined by the Fund's Board and will provide other information about the Fund and its operations.

                            APPENDIX


INVESTMENT TECHNIQUES


FOREIGN CURRENCY TRANSACTIONS--(Capital Appreciation, Growth and Income, Managed Assets, Small Company Stock, International Equity and International Value Portfolios) Foreign currency transactions may be entered into for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Series has agreed to buy or sell; or to hedge the U.S. dollar value of securities the Series already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.


                Foreign currency transactions may involve, for example, the Series' purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies, which would involve the Series agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive in the exchange. The Series' success in these transactions will depend principally on The Dreyfus Corporation's (and, where applicable, the Series' sub-investment adviser's) ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.


SHORT-SELLING--(Growth and Income and, to a limited extent, Managed Assets and Small Cap Portfolios) In these transactions, the Series sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Series must borrow the security to make delivery to the buyer. The Series is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Series. The Series will incur a loss if the price of the security increases between the date of the short sale and the date on which the Series replaces the borrowed security; it will realize a gain if the security declines in price between those dates.


                Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Series' net assets. The Series may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of the Series' net assets. The Series may not sell short the securities of any class of an issuer if, as a result of such sale, the Series would have sold short in the aggregate more than 5% of the outstanding securities of that class.


                The Growth and Income Portfolio also may make, and the Managed Assets and Small Cap Portfolios only may make, short sales "against the box," in which the Series enters into a short sale of a security it owns in order to hedge an unrealized gain on the security. At no time will more than 15% of the value of the Series' net assets be in deposits on short sales against the box.



BORROWING MONEY--(All Series) Each Series is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of such company's total assets. Each Series, other than the Growth and Income Portfolio, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Series' total assets, the Series will not make any additional investments. In addition, the Money Market and Small Company Stock Portfolios may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements as described below.


LEVERAGE--(Growth and Income and, to a limited extent, Money Market and Small Company Stock Portfolios) Leveraging will exaggerate the effect on net asset value of any increase or decrease in the market value of the Series' portfolio. Money borrowed for leveraging will be limited to 33-1/3% of the value of the Series' total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.


                The Series may enter into reverse repurchase agreements with banks, brokers or dealers. This form of borrowing involves the transfer by the Series of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Series retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Series repurchases the security at principal plus accrued interest. Except for these transactions, the Growth and Income Portfolio's borrowings generally will be unsecured.


USE OF DERIVATIVES--(Growth and Income, International Equity, International Value, Managed Assets, Small Company Stock and Zero Coupon 2000 Portfolios) Although neither the Fund nor any Series will be a commodity pool, Derivatives subject the Series to the rules of the Commodity Futures Trading Commission which limit the extent to which the Series can invest in certain Derivatives. The Series may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Series may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts,other than for bona fide hedging purposes, exceed 5% of the liquidation value of the Series' assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


                The Series may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Series may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. When required by the Securities and Exchange Commission, the Series will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, the Series may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price.


                Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on the Series' performance.


                If the Series invests in Derivatives at
inappropriate times or judges market conditions incorrectly, such investments may lower the Series' return or result in a loss. The Series also could experience losses if it were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.


LENDING PORTFOLIO SECURITIES--(All Series) Each Series may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Series continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. Loans of portfolio securities afford the Series an opportunity to earn interest on the amount of the loan and at the same time to earn income on the loaned securities' collateral. Loans of portfolio securities may not exceed 33-1/3% (20% with respect to the Managed Assets and Zero Coupon 2000 Portfolios and 10% with respect to the Capital Appreciation, Small Cap and Quality Bond Portfolios) of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Series at any time upon specified notice. The Series might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Series.


FORWARD COMMITMENTS--(All Series) Each Series may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on a forward commitment or when-issued security are fixed at the time the Series enters into the commitment. However, the Series does not make a payment until it receives delivery from the other party to the transaction. The Series will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Series may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Series consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES


CONVERTIBLE SECURITIES--(Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets, Small Cap and Small Company Stock Portfolios) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


WARRANTS--(Capital Appreciation, Growth and Income, International Equity, International Value, Managed Assets, Small Cap and Small Company Stock Portfolios) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.
The Series may invest up to 5% (2% in the case of the Managed Assets, Capital Appreciation and Small Cap Portfolios) of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Series that are sold in units with, or attached to, other securities.


MORTGAGE-RELATED SECURITIES--(Growth and Income Portfolio) Mortgage-related securities are a form of Derivative collateralized by pools of mortgages assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. The mortgage-related securities which may be purchased include those with fixed, floating and variable interest rates, those with interest rates that change based on multiples of changes in interest rates and those with interest rates that change inversely to changes in interest rates, as well as stripped mortgage-backed securities. Stripped mortgage-backed securities usually are structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage-backed securities or whole loans. A common type of stripped mortgage-backed security will have one class receiving some of the interest and most of the principal from the mortgage collateral, while the other class will receive most of the interest and the remainder of the principal. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain of these securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages, and, therefore, it is not possible to predict accurately the security's return to the Series. Moreover, with respect to stripped mortgage-backed securities, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment even if the securities are rated in the highest rating category by a nationally recognized statistical rating organization. For further discussion concerning the investment considerations involved, see "Description of the Fund-- Investment Considerations and Risks--Fixed-Income Securities" and "Illiquid Securities" below.


MUNICIPAL OBLIGATIONS--(Growth and Income and Quality Bond Portfolios) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities. Municipal obligations bear fixed, floating or variable rates of interest. Certain municipal obligations are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligations and purchased and sold separately. The Series also may acquire call options on specific municipal obligations. The Series generally would purchase these call options to protect the Series from the issuer of the related municipal obligation redeeming, or other holder of the call option from calling away, the municipal obligation before maturity.


                While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Series investments. Dividends received by shareholders on Series shares which are attributable to interest income received by the Series from municipal obligations generally will be subject to Federal income tax.
The Series will invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Series investments. The Series currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.


AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS-- (Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets and Small Company Stock Portfolios) The Series may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe.


FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES--(All Series) Each Series may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by The Dreyfus Corporation (and, if applicable, the Series' sub-investment adviser) to be of comparable quality to the other obligations in which the Series may invest. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


MONEY MARKET INSTRUMENTS--(All Series) Each Series may invest in the following types of Money Market Instruments.


                U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not so obligated by law.


                REPURCHASE AGREEMENTS.  In a repurchase
agreement, the Series buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Series' ability to dispose of the underlying securities.
The Series may enter into repurchase agreements with certain banks or non-bank dealers.


                BANK OBLIGATIONS. The Series may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks, the Series may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers.


                Certificates of deposit are negotiable
certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


                Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.


                Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


                COMMERCIAL PAPER. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Series will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's, A-1 by S&P, F-1 by Fitch or Duff-1 by Duff, (b) issued by companies having an outstanding unsecured debt issue currently rated at least A3 by Moody's or A- by S&P, Fitch or Duff, or (c) if unrated, determined by The Dreyfus Corporation (and, if applicable, the Series' sub-investment adviser) to be of comparable quality to those rated obligations which may be purchased by the Series.


                PARTICIPATION INTERESTS. The Series may purchase from financial institutions participation interests in securities in which the Series may invest. A participation interest gives the Series an undivided interest in the security in the proportion that the Series' participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Series, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated participation interests, The Dreyfus Corporation must have determined that the instrument is of comparable quality to those instruments in which the Series may invest.


INVESTMENT COMPANIES--(Managed Assets and Small Company Stock Portfolios) The Series may invest in securities issued by investment companies. Under the 1940 Act, the Series' investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Series' net assets with respect to any one investment company and (iii) 10% of the Series' net assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.


STRIPPED TREASURY SECURITIES--(Zero Coupon 2000 Portfolio and, to a limited extent, all other Series) Stripped Treasury Securities are U.S. Treasury securities that have been stripped of their unmatured interest coupons (which typically provide for interest payments semi-annually), interest coupons that have been stripped from such U.S. Treasury securities, and receipts and certificates for such stripped debt obligations and stripped coupons.


                Stripped bonds and stripped coupons are sold at a deep discount because the buyer of those securities receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest payments on the security.


                Stripped Treasury Securities will include one or more of the following types of securities: (a) U.S. Treasury debt obligations originally issued as bearer coupon bonds which have been stripped of their unmatured interest coupons, (b) coupons which have been stripped from U.S. Treasury bonds, either of which may be held through the Federal Reserve Bank's book entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS") or "Coupon Under Book-Entry Safekeeping" ("CUBES"), and (c) receipts or certificates for stripped U.S. Treasury debt obligations evidencing ownership of future interest or principal payments on U.S. Treasury notes or bonds which are direct obligations of the United States. The receipts or certificates must be issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury obligation (which may be held by it either in physical or in book-entry form). See "Investment Objectives and Management Policies--Management Policies" in the Statement of Additional Information.


STRIPPED CORPORATE SECURITIES--(Growth and Income, International Equity, Managed Assets, Quality Bond and Zero Coupon 2000 Portfolios) Stripped Corporate Securities consist of corporate debt obligations issued by domestic corporations without interest coupons, and, if available, interest coupons that have been stripped from corporate debt obligations, and receipts and certificates for such stripped debt obligations and stripped coupons. Stripped Corporate Securities purchased by the Managed Assets, Growth and Income, International Equity or Quality Bond Portfolios will bear ratings comparable to non-stripped corporate obligations that may be purchased by such Series. Stripped Corporate Securities purchased by the Zero Coupon 2000 Portfolio will be rated at least Baa by Moody's or BBB by S&P. With respect to other features of Stripped Corporate Securities, such as sales at deep discounts, see "Stripped Treasury Securities" above and "Description of the Fund--Investment Considerations and Risks--Special Considerations Relating to Stripped Securities."


ILLIQUID SECURITIES--(All Series) Each Series may invest up to 15% (10% with respect to the Money Market Portfolio) of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Series' investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Series is subject to a risk that should the Series desire to sell them when a ready buyer is not available at a price the Series deems representative of their value, the value of the Series' net assets could be adversely affected.


RATINGS--(Growth and Income, Managed Assets, Small Cap and Quality Bond Portfolios) Securities rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P, Fitch or Duff are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Securities rated Caa by Moody's or CCC by S&P, Fitch or Duff are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest. Such securities, though high yielding, are characterized by great risk. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix" in the Statement of Additional Information for a general description of securities ratings.


                The ratings of Moody's, S&P, Fitch or Duff represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, The Dreyfus Corporation also will evaluate these securities and the ability of the issuers of such securities to pay interest and principal. The Series' ability to achieve its investment objective may be more dependent on The Dreyfus Corporation's credit analysis than might be the case for a fund that invested in higher rated securities.

                No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Fund's official sales literature in connection with the offer of the Fund's shares, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund. This Prospectus does not constitute an offer in any State in which, or to any person to whom, such offering may not lawfully be made.

                DREYFUS VARIABLE INVESTMENT FUND
                             PART B
              (STATEMENT OF ADDITIONAL INFORMATION)
                        ___________, 1996




                This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Variable Investment Fund (the "Fund"), dated _________, 1996, as it may be revised from time to time. To obtain a copy of the Fund's Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or call (516) 338-3300.

                The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser.

                Premier Mutual Fund Services, Inc. (the
"Distributor") is the distributor of the Fund's shares.




                        TABLE OF CONTENTS

                                                    Page

Investment Objectives and Management Policies . . . .     B-2
Management of the Fund. . . . . . . . . . . . . . . .     B-21
Investment Advisory Agreements. . . . . . . . . . . .     B-26
Purchase of Fund Shares . . . . . . . . . . . . . . .     B-34
Redemption of Fund Shares . . . . . . . . . . . . . .     B-34
Determination of Net Asset Value. . . . . . . . . . .     B-35
Dividends, Distributions and Taxes. . . . . . . . . .     B-37
Portfolio Transactions. . . . . . . . . . . . . . . .     B-39
Yield and Performance Information . . . . . . . . . .     B-41
Information About the Fund. . . . . . . . . . . . . .     B-43
Transfer and Dividend Disbursing Agent, Custodian,
 Counsel and Independent Auditors . . . . . . . . . .     B-44
Appendix. . . . . . . . . . . . . . . . . . . . . . .     B-45
Financial Statements. . . . . . . . . . . . . . . . .     B-53
Report of Independent Auditors. . . . . . . . . . . .     B-__

          INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

     The following information supplements and should be read in conjunction with the sections in the Fund's Prospectus entitled
"Description of the Fund" and "Appendix."

Portfolio Securities



     American, European and Continental Depositary Receipts. (Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets and Small Company Stock Portfolios) The Series may invest in American Depositary Receipts, European Depositary Receipts and Continental Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.


     Repurchase Agreements. (All Series) The Funds' custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by a Series under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Series. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Series will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Series may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price.


     Commercial Paper and Other Short-Term Corporate Obligations. (All Series) These instruments include variable amount master demand notes, which are obligations that permit a Series to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Series, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Series' right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Fund may invest in them only if at the time of an investment the borrower meets the criteria set forth in the Fund's Prospectus for other commercial paper issuers.


     Convertible Securities. (Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets, Small Cap and Small Company Stock Portfolios) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Series' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.


     Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.


     As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. As with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.


     Municipal Obligations. (Quality Bond and Growth and Income Portfolios) Municipal obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.

     Mortgage-Related Securities--Government Agency Securities. (Growth and Income Portfolio) Mortgage-related securities issued by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee.

     Mortgage-Related Securities--Government Related Securities. (Growth and Income Portfolio) Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA.

     Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Investment Companies. (All Series) A Series may invest in securities issued by investment companies. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a Series' investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Series' net assets with respect to any one investment company and (iii) 10% of the Series' net assets in the aggregate. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.


     Stripped Treasury Securities. (Zero Coupon 2000 Portfolio and, to a limited extent, all other Series) The U.S. Government does not issue Stripped Treasury Securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments. Investment banks also may strip U.S. Treasury securities and sell them under proprietary names. Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the Securities and Exchange Commission as U.S. Government securities for purposes of the 1940 Act. CUBES, like STRIPS, are direct obligations of the U.S. Government. CUBES are coupons that have previously been physically stripped from U.S. Treasury notes and bonds, but which were deposited with the Federal Reserve Bank's book-entry system and are now carried and transferable in book-entry form only. Only stripped U.S. Treasury coupons maturing on or after January 15, 1988, that were stripped prior to January 5, 1987, were eligible for conversion to book-entry form under the CUBES program.


     By agreement, the underlying debt obligations will be held separate from the general assets of the custodian and nominal holder of such securities, and will not be subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.


     Publicly filed documents state that counsel to the underwriters of certificates or other evidences of ownership of U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities, which are payable in full at their stated maturity amount and are not subject to redemption prior to maturity. See "Description of the Fund--Investment Considerations and Risks--Special Considerations Relating to Stripped Securities" in the Prospectus.


     Illiquid Securities. (All Series) When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, a Series will endeavor, to the extent practicable, to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Series' decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Series pursuant to Rule 144A under the Securities Act of 1933, as amended, the Series intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Fund's Board has directed the Manager to monitor carefully the relevant Series' investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Series' investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

Management Policies

     Leverage. (Growth and Income and, to a limited extent, Money Market and Small Company Stock Portfolios) For borrowings for investment purposes, the 1940 Act requires the Series to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Series may be required to sell some of its portfolio securities within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Series also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. To the extent a Series enters into a reverse repurchase agreement, the Series will maintain in a segregated custodial account cash or U.S. Government securities or other high quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by a Series.


     Short-Selling. (Growth and Income and, to a limited extent, Managed Assets and Small Cap Portfolios) In these transactions, a Series sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Series must borrow the security to make delivery to the buyer. The Series is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. A Series will incur a loss if the price of the security increases between the date of the short sale and the date on which the Series replaces the borrowed security; it will realize a gain if the security declines in price between those dates.


     Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Series' net assets. A Series may not sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 5% of the value of the Series' net assets.
A Series may not sell short the securities of any class of an issuer if, as a result of such sale, the Series would have sold short in the aggregate more than 5% of the outstanding securities of that class.


     A Series also may make short sales "against the box," in which the Series enters into a short sale of a security it owns in order to hedge an unrealized gain on the security. At no time will more than 15% of the value of the Series' net assets be in deposits on short sales against the box.


     Until a Series closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account, containing cash or U.S. Government securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover its short position.


     Lending Portfolio Securities. (All Series) In connection with its securities lending transactions, a Series may return to the borrower or a third party which is unaffiliated with the Series, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Series must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Series must be able to terminate the loan at any time; (4) the Series must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Series may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.


     Derivatives. (Growth and Income, International Equity, International Value, Managed Assets, Small Company Stock and Zero Coupon 2000 Portfolio) A Series may invest in Derivatives (as defined in the Fund's Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Series to invest than "traditional" securities would.


     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Series to increase, decrease or change the level of risk to which its portfolio is exposed in much the same way as the Series can increase, decrease or change the risk of its portfolio by making investments in specific securities.


     In addition, Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in Derivatives could have a large potential impact on a Series' performance.


     If a Series invests in Derivatives at inappropriate times or judges market conditions incorrectly, such investments may lower the Series' return or result in a loss. A Series also could experience losses if its Derivatives were poorly correlated with its other investments, or if the Series were unable to liquidate its position because of an illiquid secondary market. The market for many Derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for Derivatives.


     A Series may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. A Series may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. When required by the Securities and Exchange Commission, the Series will set aside permissible liquid assets in a segregated account to cover its obligations relating to its purchase of Derivatives. To maintain this required cover, a Series may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a Derivative position at a reasonable price. Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by a Series. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.


     Futures Transactions--In General. (Growth and Income, International Equity, International Value, Managed Assets, Small Company Stock and Zero Coupon 2000 Portfolios) A Series may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or, if permitted in the Fund's Prospectus, on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Series might realize in trading could be eliminated by adverse changes in the exchange rate, or the Series could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.


     Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Series' net assets. Although each Series intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Series to substantial losses.


     Successful use of futures by a Series also is subject to the ability of the Manager or, if applicable, the Series' sub-investment adviser to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if a Series uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Series will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Series has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Series may have to sell such securities at a time when it may be disadvantageous to do so.


     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Series may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting a Series' ability otherwise to invest those assets.


Specific Futures Transactions. The Growth and Income, International Equity, International Value, Managed Assets and Small Company Stock Portfolios may purchase and sell stock index futures contracts. A stock index future obligates the Series to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.


     The Growth and Income, International Equity, International Value, Managed Assets and Small Company Stock Portfolios may purchase and sell currency futures. A foreign currency future obligates the Series to purchase or sell an amount of a specific currency at a future date at a specific price.


     The Growth and Income International Equity, International Value, Managed Assets and Zero Coupon 2000 Portfolio may purchase and sell interest rate futures contracts. An interest rate future obligates the Series to purchase or sell an amount of a specific debt security at a future date at a specific price.


     Options--In General. (Growth and Income, International Equity, Managed Assets, Small Company Stock and Zero Coupon 2000 Portfolios) The Series may purchase and write (i.e., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.


     A covered call option written by a Series is a call option with respect to which the Series owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Series is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Series receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Series is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.


Specific Options Transactions. The Growth and Income, International Equity, Managed Assets and Small Company Stock Portfolios may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.


     The Growth and Income, International Equity, Managed Assets and Small Company Stock Portfolios may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.


     The Growth and Income, International Equity, Managed Assets and Small Company Stock Portfolios may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Series with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.


     Successful use by a Series of options will be subject to the ability of the Manager or, if applicable, the Series' sub-investment adviser, to predict correctly movements in the prices of individual stocks or the stock market generally. To the extent such predictions are incorrect, a Series may incur losses.


     Future Developments. A Series may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other Derivatives which are not presently contemplated for use by the Series or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Series' investment objective and legally permissible for the Series. Before entering into such transactions or making any such investment on behalf of a Series, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.


     Forward Commitments. (All Series) A Series may purchase securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on a forward commitment or when-issued security are fixed at the time the Series enters into the commitment. However, a Series does not make a payment until it receives delivery from the other party to the transaction. A Series will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Series may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Series consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose a Series to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when a Series is fully or almost fully invested may result in greater potential fluctuation in the value of the Series' net assets and its net asset value per share.


Investment Considerations and Risks


     Lower Rated Securities. (Growth and Income, Managed Assets, Small Cap and Quality Bond Portfolios) Each of the Growth and Income, Managed Assets, Small Cap and Quality Bond Portfolios is permitted to invest in debt securities (convertible debt securities with respect to the Growth and Income Portfolio) rated below Baa by Moody's Investors Service, Inc. ("Moody's") and below BBB by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"). In no case, however, will the Quality Bond Portfolio invest in bonds rated lower than B by Moody's and S&P and in no case will the Growth and Income Portfolio invest in convertible debt securities rated lower than Caa by Moody's and CCC by S&P, Fitch and Duff. Bonds rated below Baa by Moody's and below BBB by S&P, Fitch and Duff, though higher yielding, are characterized by greater risk. See "Description of the Fund--Investment Considerations and Risks--Lower Rated Securities" in the Prospectus for a discussion of certain risks and "Appendix" for a general description of Moody's, S&P, Fitch and Duff ratings. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Series will rely on its adviser's judgment, analysis and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Series' adviser will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. It also is possible that a rating agency might not timely change the rating on a particular issue to reflect subsequent events.



     Companies that issue certain of these bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities and will fluctuate over time. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these bonds because such bonds generally are unsecured and often are subordinated to other creditors of the issuer.

     Because there is no established retail secondary market for many of these securities, the Manager anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these bonds does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Series' ability to dispose of particular issues when necessary to meet such Series' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid security market for certain securities also may make it more difficult for the Series to obtain accurate market quotations for purposes of valuing the Series' portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

     Investors should be aware that the market values of many of these bonds tend to be more sensitive to economic conditions than are higher rated securities. These bonds are considered by S&P, Moody's, Fitch and Duff, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

     These bonds may be particularly susceptible to economic downturns. It is likely that any economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

     The Series may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Series has no arrangement with any persons concerning the acquisition of such securities, and the Series' adviser will review carefully the credit and other characteristics pertinent to such new issues.

     Stripped Corporate Securities in which each Series other than the Quality Bond Portfolio may invest and pay-in-kind bonds in which each Series may invest up to 5% of its total assets involve special considerations. Stripped Corporate Securities are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches.

     The market prices of Stripped Corporate Securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The credit risk factors pertaining to lower rated securities also apply to lower rated Stripped Corporate Securities and pay-in-kind bonds. Such Stripped Corporate Securities, pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the relevant Series will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Series may obtain no return at all on its investment. See "Dividends, Distributions and Taxes."

Investment Restrictions

     Capital Appreciation, Managed Assets, Money Market, Quality Bond, Small Cap and Zero Coupon 2000 Portfolios. Each of these Series (except as noted below) has adopted investment restrictions numbered 1 through 14 as fundamental policies. These restrictions cannot be changed, as to a Series, without approval by the holders of a majority (as defined in the 1940
Act) of such Series' outstanding voting shares. However, the amendment of these restrictions to add an additional Series, which amendment does not substantively affect the restrictions with respect to an existing Series, will not require approval as described in the preceding sentence. Investment restrictions numbered 15 and 16 are not fundamental policies and may be changed, as to a Series, by vote of a majority of the Fund's Trustees at any time. With respect to the Capital Appreciation Portfolio, investment restrictions numbered 2 and 3, 10 through 12 and 14 are not fundamental policies and may be changed, as to that Series, by vote of a majority of the Trustees at any time. Except where otherwise expressly stated, each such Series may not:


     1. Borrow money, except, with respect to each Series other than the Money Market Portfolio, to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33/% of the value of the Series' total assets); the Money Market Portfolio may borrow money only (i) from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of its total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made and (ii) in connection with the entry into reverse repurchase agreements to the extent described in the Prospectus. While borrowings under (i) above exceed 5% of a Series' total assets, the Series will not make any additional investments.

     2. Sell securities short or purchase securities on margin, except that the Managed Assets and Small Cap Portfolios may engage in short sales and each Series may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities.

     3. Purchase or write puts and calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

     4.  Act as an underwriter of securities of other issuers.

     5. Purchase or sell real estate or real estate investment trust securities, but each Series may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

     6. Invest in commodities, except that the Managed Assets, Capital Appreciation and Zero Coupon 2000 Portfolios may invest in futures contracts, including those related to indexes, and options on futures contracts or indices, and commodities underlying or related to any such futures contracts as well as invest in forward contracts and currency options.

     7. Lend any funds or other assets except through the purchase of bonds, debentures or other debt securities, or the purchase of bankers' acceptances, commercial paper of corporations, and repurchase agreements. However, each Series may lend its portfolio securities to the extent set forth in the Prospectus. Any portfolio securities will be loaned according to guidelines established by the Securities and Exchange Commission and the Fund's Board of Trustees.

     8. Invest more than 5% of its assets in the obligations of any one issuer, except that up to 25% of the value of the Series' total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Money Market Portfolio will not invest more than 5% of its assets in the obligations of any one bank.

     9. Purchase the securities of any issuer if such purchase would cause the Series to hold more than 10% of the voting securities of such issuer. This restriction applies only with respect to 75% of such Series' total assets.

     10. Invest in the securities of a company for the purpose of exercising management or control, but the Series will vote the securities it owns as a shareholder in accordance with its views.

     11. Purchase or retain the securities of any issuer if the officers or Trustees of the Fund or the officers or Directors of the Manager (and, with respect to the Managed Assets Portfolio, the officers and Directors of Comstock Partners, Inc. and, with respect to the Capital Appreciation Portfolio, the officers and Directors of Fayez Sarofim & Co.) individually own beneficially more than 1/2 of l% of the securities of such issuer or together own beneficially more than 5% of the securities of such issuer.

     12. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

     13. Invest, except in the case of the Money Market Portfolio, more than 25% of its total assets in the securities of issuers in any single industry; provided that for temporary defensive purposes, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Portfolio may not invest less than 25% of its assets in obligations issued by banks under normal market conditions.

     14. Purchase warrants, except each of the Capital Appreciation, Managed Assets and Small Cap Portfolios may purchase warrants not to exceed 2% of its respective net assets. For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by the Series in units or attached to securities shall not be included within this 2% restriction.

     15. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings. The Managed Assets, Capital Appreciation, Zero Coupon 2000 and Small Cap Portfolios' entry into collateral arrangements with respect to options, currency options, futures contracts, including those related to indices, and options on futures contracts or indices and arrangements with respect to initial or variation margin for futures contracts or options will not be deemed to be pledges of such Series' assets.

     16. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% (10% with respect to the Money Market Portfolio) of the value of the Series' net assets would be so invested.

     Disciplined Stock, Growth and Income, International Equity, International Value and Small Company Stock Portfolios. Each of the Disciplined Stock, Growth and Income, International Equity, International Value and Small Company Stock Portfolios has adopted investment restrictions numbered 1 through 8 as fundamental policies, and each of the Disciplined Stock, International Value and Small Company Stock Portfolios has adopted investment restrictions numbered 16 and 17 as additional fundamental policies. These restrictions cannot be changed, as to a Series, without approval by the holders of a majority (as defined in the 1940 Act) of such Series' outstanding voting shares. However, the amendment of these restrictions to add an additional Series, which amendment does not substantively effect the restrictions with respect to an existing Series, will not require approval as described in the preceding sentence. Investment restrictions numbered 9 through 15 are not fundamental policies and may be changed, as to a Series, by vote of a majority of the Fund's Trustees at any time. Each such Series may not:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest in commodities, except that a Series may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     3. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Series may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33/% of the value of the Series' total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. How-ever, a Series may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guide-lines established by the Securities and Exchange Commission and the Fund's Board of Trustees.

     6. Act as an underwriter of securities of other issuers, except to the extent a Series may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 2, 4, 11 and
12 may be deemed to give rise to a senior security.

     8. Purchase securities on margin, but a Series may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets.

     10. Invest in the securities of a company for the purpose of exercising management or control, but the Series will vote the securities it owns as a shareholder in accordance with its views.

     11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     12. Purchase, sell or write puts, calls or combinations thereof, except as described in the Prospectus and Statement of Additional Information.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

     14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     15.  Purchase warrants in excess of 5% of its net assets.
For purposes of this restriction, such warrants shall be valued at the lower of cost or market, except that warrants acquired by a Series in units or attached to securities shall not be included within this restriction.

     The following investment restrictions numbered 16 and 17 apply only to the Disciplined Stock, International Value and Small Company Stock Portfolios. None of these Series may:


     16. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Series' total assets may be invested, and securities issued or guaranteed by the U.S. invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.


     17. Hold more than 10% of the outstanding voting securities of any single issuer. This investment Restriction applies only with respect to 75% of the Series' total assets.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

     The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of a Series' shares in certain states. Should the Fund determine that a commitment is no longer in the best interest of a Series and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of such Series' shares in the state involved.

     In addition, each Series has adopted the following policies as non-fundamental policies. Each Series intends (i) to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Internal Revenue Code of 1986, as amended (the "Code"), and (ii) to comply in all material respects with insurance laws and regulations that the Fund has been advised are applicable to investments of separate accounts of Participating Insurance Companies. In addition, each Series, except the Growth and Income and International Equity Portfolios, has agreed not to invest more than 10% of its total assets in the obligations of any one issuer (excluding U.S. Government securities) and to purchase no more than 10% of an issuer's outstanding securities. As non-fundamental policies, these policies may be changed by vote of a majority of the Trustees at any time.


                     MANAGEMENT OF THE FUND

     Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Trustees of the Fund

* JOSEPH S. DiMARTINO, Chairman of the Board. Since January 1995, Chairman of the Board of various funds in the Dreyfus Family of Funds. For more than five years prior thereto, he was President, a director and, until August 1994, Chief Operating Officer of the Manager and Executive Vice President and a director of Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager and, until August 24, 1994, the Company's distributor. From August 1994 until December 31, 1994, he was a director of Mellon Bank Corporation. He is also Chairman of the Board of Directors of Noel Group, Inc., a venture capital company; a trustee of Bucknell University; and a director of The Muscular Dystrophy Association, HealthPlan Services Corporation, Belding Heminway Company, Inc., a manufacturer and marketer of industrial threads, specialty yarns, home furnishings and fabrics, Curtis Industries, Inc., a national distributor of security products, chemicals and automotive and other hardware, Simmons Outdoor Corporation and Staffing Resources, Inc. He is 52 years old and his address is 200 Park Avenue, New York, New York 10166.


*DAVID P. FELDMAN, Trustee.  Chairman and Chief Executive
Officer
     of AT&T Investment Management Corporation. He is also a trustee of Corporate Property Investors, a real estate investment company. He is 56 years old and his address is One Oak Way, Berkeley Heights, New Jersey 07922.


JOHN M. FRASER, JR., Trustee. President of Fraser Associates, a service company for planning and arranging corporate meetings and other events. From September 1975 to June 1978, he was Executive Vice President of Flagship Cruises, Ltd. Prior thereto, he was Senior Vice President and Resident Director of the Swedish-American Line for the United States and Canada. He is 74 years old and his address is 133 East 64th Street, New York, New York 10021.


ROBERT R. GLAUBER, Trustee.  Research Fellow, Center for
Business
     and Government at the John F. Kennedy School of Government, Harvard University, since January 1992. He was Under Secretary of the Treasury for Finance at the U.S. Treasury Department, from May 1989 to January 1992. For more than five years prior thereto, he was a Professor of Finance at the Graduate School of Business Administration of Harvard University and, from 1985 to 1989, Chairman of its Advanced Management Program. He is 56 years old and his address is 79 John F. Kennedy Street, Cambridge, Massachusetts 02138.


JAMES F. HENRY, Trustee.  President of the CPR Institute for
     Dispute Resolution, a non-profit organization principally engaged in the development of alternatives to business litigation. He was of counsel to the law firm of Lovejoy, Wasson & Ashton from October 1975 to December 1976 and from October 1979 to June 1983, and was a partner of the firm from January 1977 to September 1979. He was President and a director of the Edna McConnell Clark Foundation, a philanthropic organization, from September 1971 to December 1976. Mr. Henry is 65 years old and his address is c/o CPR Institute for Dispute Resolution, 366 Madison Avenue, New York, New York 10017.


ROSALIND GERSTEN JACOBS, Trustee.  Director of Merchandise and
     Marketing for Corporate Property Investors, a real estate investment company. From 1974 to 1976, she was owner and manager of a merchandise and marketing consulting firm. Prior to 1974, she was a Vice President of Macy's, New York. Mrs. Jacobs is 70 years old and her address is c/o Corporate Property Investors, 305 East 47th Street, New York, New York 10017.


IRVING KRISTOL, Trustee. John M. Olin Distinguished Fellow of the American Enterprise Institute for Public Policy Research, co-editor of The Public Interest magazine, and an author or co-editor of several books. From May 1981 to December 1994, he was a consultant to the Manager on economic matters; from 1969 to 1988, he was Professor of Social Thought at the Graduate School of Business Administration, New York University; and from September 1969 to August 1979, he was Henry R. Luce Professor of Urban Values at New York University. Mr. Kristol is 75 years old and his address is c/o The Public Interest, 1112 16th Street, N.W., Suite 530, Washington, D.C. 20036.


DR. PAUL A. MARKS, Trustee.  President and Chief Executive
     Officer of Memorial Sloan-Ketterin Cancer Center. He was Vice President for Health Sciences and Director of the Cancer Center at Columbia University from 1973 to 1980, and Professor of Medicine and of Human Genetics and Development at Columbia University from 1968 to 1982. He is also a director of Pfizer, Inc., a pharmaceutical company, Life Technologies, Inc., a life science company producing products for cell and molecular biology and microbiology, and Tularik, Inc., a biotechnology company, and a general partner of LINC Venture Lease Partners II, L.P., a limited partnership engaged in leasing. Dr. Marks is 69 years old and his address is c/o Memorial Sloan-Kettering Cancer Center, 1275 York Avenue, New York, New York 10021.


DR. MARTIN PERETZ, Trustee. Editor-in-Chief of The New Republic magazine and a lecturer in Social Studies at Harvard University, where he has been a member of the faculty since 1965. He is a trustee of The Center for Blood Research at the Harvard Medical School and a director of LeukoSite Inc., a biopharmaceutical company. Dr. Peretz is 56 years old and his address is c/o The New Republic, 1220 19th Street, N.W., Washington, D.C. 20036.


BERT W. WASSERMAN, Trustee.  Financial Consultant.  From January
     1990 to March 1995, Executive Vice President and Chief Financial Officer, and, from January 1990 to March 1993, a director of Time Warner Inc; from 1981 to 1990, he was a member of the office of the President and a director of Warner Communications, Inc. He is also a member of the Chemical Bank National Advisory Board and a director of The New Germany Fund, Mountasia Entertainment International, Inc. and the Lillian Vernon Corporation. Mr. Wasserman is 63 years old and his address is 126 East 56th Street, Suite 12 North, New York, New York 10022-3613.


     There ordinarily will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


     The Fund typically pays its Board members an annual retainer and a per meeting fee and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund, and by all other funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1994, were as follows:


                                                                                 (5)
                                      (3)                                        Total Compensation
                       (2)            Pension or             (4)                 From Company and
(1)                    Aggregate      Retirement Benefits    Estimated Annual    Fund Complex
Name of Board          Compensation   Accrued as Part of     Benefits Upon       Paid to Board
Member                 From Company*  Company's Expenses     Retirement          Member
Joseph S. DiMartino      $____         none                      none            $445,000**(93)

David P. Feldman         $____         none                      none            $85,631(37)

John M. Fraser, Jr.      $____         none                      none            $46,766(14)

Robert R. Glauber        $____         none                      none            $79,696(20)

James F. Henry           $____         none                      none            $44,946(10)

Rosalind Gersten
 Jacobs                  $____         none                      none            $57,638(20)

Irving Kristol           $____         none                      none            $44,946(10)

Dr. Paul A. Marks        $____         none                      none            $44,946(10)

Dr. Martin Peretz        $____         none                      none            $44,946(10)

Bert W. Wasserman        $____         none                      none            $40,720(10)




Amount does not include reimbursed expenses for attending Board meetings, which amounted to $____ for all Board members as a group.

**   Estimated amount for the year ended December 31, 1995.



Officers of the Fund

MARIE E. CONNOLLY, President and Treasurer.  President and Chief
     Executive Officer of the Distributor and an officer of other investment companies advised or administered by the
    Manager.  From December 1991 to July 1994, she was
     President and Chief Compliance Officer of Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President, of The Boston Company Advisors, Inc. She is 38 years old.


JOHN E. PELLETIER, Vice President and Secretary.  Senior Vice
     President and General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, he was employed as an Associate at Ropes & Gray. He is 31 years old.


ERIC B. FISCHMAN, Vice President and Assistant Secretary.
     Associate General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From September 1992 to August 1994, he was an attorney with the Board of Governors of the Federal Reserve System. He is 30 years old.


ELIZABETH BACHMAN, Vice President and Assistant Secretary.
     Assistant Vice President of the Distributor and an officer of other investment companies advised or administered by the Manager. She is 26 years old.


FREDERICK C. DEY, Vice President and Assistant Treasurer.
     Senior Vice President of the Distributor and an officer of other investment companies advised or administered by the Manager. From 1988 to August 1994, he was manager of the High Performance Fabric Division of Springs Industries Inc.
    He is 33 years old.


JOSEPH S. TOWER, III, Assistant Treasurer.  Senior Vice
     President, Treasurer and Chief Financial Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 33 years old.




JOHN J. PYBURN, Assistant Treasurer.  Assistant Treasurer of the
     Distributor and an officer of other investment companies advised or administered by the Manager. From 1984 to July 1994, he was Assistant Vice President in the Mutual Fund Accounting Department of the Manager. He is 60 years old.


MARGARET PARDO, Assistant Secretary.  Legal Assistant with the
     Distributor and an officer of other investment companies advised or administered by the Manager. From June 1992 to April 1995, she was a Medical Coordinator Officer at ORBIS International. Prior to June 1992, she worked as Program Coordinator at Physicians World Communications Group. She is 27 years old.


     The address of each officer of the Company is 200 Park
Avenue, New York, New York 10166.


     The following shareholders are known by the Fund to own of record or beneficially 5% or more of the indicated Series' shares of beneficial interest outstanding on ________, 1995:
[TO BE PROVIDED]. A shareholder that beneficially owns, directly or indirectly, 25% or more of a Series' voting securities may be deemed to be a "control person" (as defined in the 1940 Act) of such Series.


                       INVESTMENT ADVISORY AGREEMENTS

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Management of the Fund."

     The Manager provides advisory services pursuant to the Investment Advisory Agreement (the "Agreement") with the Fund dated August 24, 1994. As to each Series, the Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Series, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940
Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was approved by shareholders of each Series (other than the Growth and Income and International Equity Portfolios) on August 22, 1994 and by the shareholder of the Growth and Income and International Equity Portfolios on August 2, 1994. The Agreement was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on March 13, 1995. As to each Series, the Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the shares of such Series, or, upon not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Series, in the event of its assignment (as defined in the 1940
Act).


     The following persons are officers and/or directors of the
Manager: Howard Stein, Chairman of the Board and Chief Executive Officer; W. Keith Smith, Vice Chairman of the Board; Christopher M. Condron, President, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman --Distribution and a director; Philip L. Toia, Vice Chairman --Operations and Administration and a director; Barbara E. Casey, Vice President--Dreyfus Retirement Services; Diane M. Coffey, Vice President--Corporate Communications; Elie M. Genadry, Vice President--Institutional Sales; William F. Glavin, Jr., Vice President--Corporate Development; Henry D. Gottmann, Vice President--Retail Sales and Service; Mark N. Jacobs, Vice President-- Legal and Secretary; Daniel C. Maclean, Vice President and General Counsel; Jeffrey N. Nachman,
Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Services; Katherine C. Wickham, Vice President--Human Resources; Maurice Bendrihem, Controller; Elvira Oslapas, Assistant Secretary; and Mandell L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene, Julian
M. Smerling and David B. Truman, directors.


     With respect to the Managed Assets Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the "Comstock Sub-Advisory Agreement") with Comstock Partners, Inc. dated May 21, 1990. As to such Series, the Comstock Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Series' outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Comstock Partners, Inc., by vote cast in person at a meeting called for the purpose of voting on such approval. The Comstock Sub-Advisory Agreement was approved by shareholders on July 12, 1991, and was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Comstock Sub-Advisory Agreement, at a meeting held on March 13, 1995.
The Comstock Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Series' outstanding voting securities, or, upon not less than 90 days' notice, by Comstock Partners, Inc. The Comstock Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Comstock Partners, Inc.: Stanley D. Salvigsen, Chairman of the Board and Chief Executive Officer; Charles L. Minter, Vice Chairman of the Board and Chief Operating Officer; and Edward A. Leskowicz, Jr., Vice President, Treasurer and Chief Financial Officer.

     With respect to the Capital Appreciation Portfolio, the Fund has entered into a Sub-Investment Advisory Agreement (the "Sarofim Sub-Advisory Agreement") with Fayez Sarofim & Co. dated August 17, 1992. As to such Series, the Sarofim Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Series' outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Fayez Sarofim & Co., by vote cast in person at a meeting called for the purpose of voting on such approval. The Sarofim Sub-Advisory Agreement was last approved by the Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Sarofim Sub-Advisory Agreement, at a meeting held on March 13, 1995.
The Sarofim Sub-Advisory Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Series' outstanding voting securities, or, upon not less than 90 days' notice, by Fayez Sarofim & Co. The Sarofim Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Fayez Sarofim & Co.: Fayez S. Sarofim, Chairman of the Board and President; Raye G. White, Executive Vice President, Secretary, Treasurer and a director; Russell M. Frankel, Russell
B. Hawkins, William K. McGee, Jr., Charles E. Sheedy and Ralph
B. Thomas, Senior Vice Presidents; and Nancy Daniel, Frank P. Lee and James A. Reynolds, III, Vice Presidents.

     With respect to the International Equity Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the "M&G Sub-Advisory Agreement") with M&G Investment Management Limited dated August 24, 1994. As to such Series, the M&G Sub-Advisory Agreement is subject to annual approval by
(i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Series' outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or M&G Investment Management Limited, by vote cast in person at a meeting called for the purpose of voting on such approval. The M&G Sub-Advisory Agreement is terminable without penalty, (i) by the Managers on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Series' outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by M&G Investment Management Limited. The M&G Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of M&G Investment Management Limited: David L. Morgan, Chairman of the Board of Directors; John P. Allard, John W. Boeckmann, Gordon P. Craig, Robert A.R. Hayes, Richard S. Hughes, David J. Hutchins, Peter D. Jones, James R.D. Korner, Michael G.A. McLintock, Ewen
A. Macpherson, Paul R. Marsh, Nigel D. Morrison, Roger D. Nightingale, William J. Nott, Neil A. Pegrum, Duncan N. Robertson and J. Christopher Whitaker, directors; and Anthony J. Ashplant, Secretary.

     With respect to the Disciplined Stock and Small Company Stock Portfolios, the Manager has entered into a Sub-Investment Advisory Agreement (the "Laurel Sub-Advisory Agreement") with Laurel Capital Advisors dated December 11, 1995. As to such Series, the Laurel Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Series' outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board Members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Laurel Capital Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. The Laurel Sub-Advisory Agreement is terminable without penalty, (i) by the Managers on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Series' outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Laurel Capital Advisors. The Laurel Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of Laurel Capital Advisors: [TO BE PROVIDED].


     With respect to the International Value Portfolio, the Manager has entered into a Sub-Investment Advisory Agreement (the "TBC Asset Management Sub-Advisory Agreement") with The Boston Company Asset Management, Inc. dated December 11, 1995. As to such Series, the TBC Asset Management Sub-Advisory Agreement is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Series' outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or The Boston Company Asset Management, Inc., by vote cast in person at a meeting called for the purpose of voting on such approval. The TBC Asset Management Sub-Advisory Agreement is terminable without penalty,
(i) by the Managers on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Series' outstanding voting securities on 60 days' notice, or
(iii) upon not less than 90 days' notice, by The Boston Company Asset Management, Inc. The TBC Asset Management Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of The
Boston Company Asset Management, Inc.:  Christopher M. Condron,
Chairman of the Board and Chief Executive Officer; and Philip R.
Roberts and W. Keith Smith, directors.


     The Manager manages the Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. With respect to the Managed Assets Portfolio, Comstock Partners, Inc., with respect to the Capital Appreciation Portfolio, Fayez Sarofim & Co., with respect to the Disciplined Stock and Small Company Stock Portfolios, Laurel Capital Advisors, with respect to the International Value Portfolio, The Boston Company Asset Management, Inc., and, with respect to the International Equity Portfolio, M&G Investment Management Limited, provides day-to-day management of such Series' portfolio of investments, in each case subject to the supervision of the Manager and the Fund's Board. The Series' adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Fund's Board to execute purchases and sales of securities. The Fund's portfolio managers are Thomas A. Frank, Richard B. Hoey, Garitt Kono, Patricia A. Larkin, Elaine Rees, Howard Stein, Gerald Thunelius and, with respect to the Managed Assets Portfolio, Stanley D. Salvigsen and Charles L. Minter, with respect to the Capital Appreciation Portfolio, Russell B. Hawkins and Fayez S. Sarofim, with respect to the Disciplined Stock Portfolio, Bert Mullins, with respect to the Small Company Stock Portfolio, James Wadsworth, with respect to the International Value
Portfolio, Sandor Cseh, and, with respect to the International Equity Portfolio, William Vincent. The Manager, Comstock Partners, Inc., Fayez Sarofim & Co., Laurel Capital Advisors, The Boston Company Asset Management, Inc. and M&G Investment Management Limited maintain research departments with professional portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by the Manager, Comstock Partners, Inc., Fayez Sarofim & Co., Laurel Capital Advisors, The Boston Company Asset Management, Inc. or M&G Investment Management Limited. All purchases and sales of each Series are reported for the Trustees' review at the meeting subsequent to such transactions.


     All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager (or, if applicable, the Series sub-investment advisor). The expenses borne by the Fund include: organizational costs, taxes, interest, loan commitment fees, dividends and interest on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Comstock Partners, Inc., Fayez Sarofim & Co., Laurel Capital Advisors, The Boston Company Asset Management, Inc. or M&G Investment Management Limited or any affiliates thereof, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses. Expenses attributable to a particular Series are charged against the assets of that Series; other expenses of the Fund are allocated between the Series on the basis determined by the Fund's Board, including, but not limited to, proportionately in relation to the net assets of each Series.

     The Manager maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     As compensation for its services, the Fund has agreed to pay the Manager a monthly fee at the annual rate of .50 of l% of the value of the Money Market Portfolio's average daily net assets; .375 of l% of the value of the Managed Assets Portfolio's average daily net assets; .45 of l% of the value of the Zero Coupon 2000 Portfolio's average daily net assets; .65 of l% of the value of the Quality Bond Portfolio's average daily net assets; .75 of l% of the value of the Small Cap Portfolio's average daily net assets; .75 of l% of the value of the Growth and Income Portfolio's average daily net assets; .75 of 1% of the value of the Small Company Stock Portfolio's average daily net assets; .75 of 1% of the value of the Disciplined Stock Portfolio's average daily net assets; .75 of 1% of the value of the International Equity Portfolio's average daily net assets; and 1% of the value of the International Value Portfolio's average daily net assets. With respect to the Capital Appreciation Portfolio, the Fund has agreed to pay the Manager a monthly advisory fee at the annual rate as set forth below:

                                          Annual Fee as a
                                       Percentage of Average
                                      Daily Net Assets of the
     Total Assets                 Capital Appreciation Portfolio

     0 to $150 million                  .55 of l%
     $150 million to $300 million       .50 of 1%
     $300 million or more               .375 of 1%

     The fees paid by each Series (other than the Disciplined Stock, Small Company Stock and International Value Portfolios which had not commenced operations) to the Manager for the fiscal years ended December 31, 1992, 1993 and 1994 were as follows:

Fee Paid For
Year Ended
December 31, 1992

                         Management     Reduction      Net
     Series              Fee Payable    in Fee         Fee Paid

Money Market             $6,616         $6,616         $     0

Managed Assets            7,254            437           6,817

Zero Coupon 2000          5,940            358           5,582

Quality Bond              2,527          2,527               0

Small Cap                13,883            837          13,046



Fee Paid For
Year Ended
December 31, 1993

                         Management     Reduction      Net
     Series              Fee Payable    in Fee         Fee Paid

Capital Appreciation*    $4,494         $4,494         $     0

Money Market             13,390         13,390               0

Managed Assets           11,281         11,281               0

Zero Coupon 2000          9,842          9,842               0

Quality Bond              9,382          9,382               0

Small Cap                45,094         45,094               0

_____________________



*    From April 5, 1993 (commencement of operations) through
December 31, 1993.

Fee Paid For
Year Ended
December 31, 1994

                         Management     Reduction      Net
     Series              Fee Payable    in Fee         Fee Paid

Capital Appreciation     $ 49,561       $ 49,561       $     0

Growth and Income*          5,069          5,069             0

International Equity*       5,080          5,080             0

Money Market              108,958        108,958             0

Managed Assets             79,001         79,001             0

Zero Coupon 2000           38,947         38,947             0

Quality Bond               60,106         60,106             0

Small Cap                 487,316        340,893       146,423

_____________________________

*    From May 2, 1994 (commencement of operations) through
December 31, 1994.

     As compensation for Comstock Partners, Inc.'s services, the Fund has agreed to pay Comstock Partners, Inc. a monthly sub-advisory fee at the annual rate of .375 of 1% of the value of the Managed Assets Portfolio's average daily net assets. The fees payable by the Fund to Comstock Partners, Inc. with respect to the Managed Assets Portfolio for the fiscal years ended December 31, 1992, 1993 and 1994 were $7,254, $11,281 and
$79,001, respectively. The net fees paid to Comstock Partners, Inc. for the fiscal years ended December 31, 1992, 1993 and 1994 were $7,254, $11,281 and $34,850, respectively.

     As compensation for Fayez Sarofim & Co.'s services, the
Fund has agreed to pay Fayez Sarofim & Co. a monthly sub-advisory fee at the annual rate as set forth below:

                                     Annual Fee as a
                                   Percentage of Average
                                   Dally Net Assets of the
        Total Assets           Capital Appreciation Portfolio

     0 to $150 million                 .20 of 1%
     $150 million to $300 million      .25 of 1%
     $300 million or more              .375 of 1%

     The fees payable by the Fund to Fayez Sarofim & Co. with respect to the Capital Appreciation Portfolio for the period April 5, 1993 (commencement of operations) through December 31, 1993 and for the fiscal year ended December 31, 1994 were $1,634 and $18,022, respectively. However, no sub-advisory fee was paid to Fayez Sarofim & Co. for the period April 5, 1993 (commencement of operations) through December 31, 1993 or for the fiscal year ended December 31, 1994 pursuant to an undertaking then in effect.

     As compensation for M&G Investment Management Limited's services, the Manager has agreed to pay M&G Investment Management Limited a monthly fee at the annual rate of .30 of 1% of the value of the International Equity Portfolio's average daily net assets. No sub-advisory fee was paid by the Manager to M&G Investment Management Limited with respect to the International Equity Portfolio for the period May 2, 1994 (commencement of operations) through December 31, 1994, pursuant to an undertaking then in effect.

     The Manager (and, with respect to the Managed Assets Portfolio, Comstock Partners, Inc., with respect to the Capital Appreciation Portfolio, Fayez Sarofim & Co. and, with respect to the International Equity Portfolio, M&G Investment Management Limited) has agreed that if, in any fiscal year, the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the advisory fees, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager (and, with respect to the Managed Assets Portfolio, Comstock Partners, Inc., with respect to the Capital Appreciation Portfolio, Fayez Sarofim & Co. and, with respect to the International Equity Portfolio, M&G Investment Management Limited), or the Manager (and, with respect to the Managed Assets Portfolio, Comstock Partners, Inc., with respect to the Capital Appreciation Portfolio, Fayez Sarofim & Co. and, with respect to the International Equity Portfolio, M&G Investment Management Limited) will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager (other than for the Capital Appreciation Portfolio) and Comstock
Partners, Inc. is not subject to reduction as the value of a Series' assets increases.


                                PURCHASE OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"How to Buy Fund Shares."

     The Distributor. The Distributor serves as the Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies.


                           REDEMPTION OF FUND SHARES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"How to Redeem Fund Shares."

     Redemption Commitment. The Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of a Series' net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or part in securities or other assets of the Series in case of an emergency or any time a cash distribution would impair the liquidity of the Series to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Series' portfolio is valued.
If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"How to Buy Fund Shares."

     Money Market Portfolio. The valuation of the Money Market Portfolio's securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Series would receive if it sold the instrument.

     The Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Money Market Portfolio's shareholders, procedures reasonably designed to stabilize the Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Series' portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Series' net asset value per share calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Fund's Board.

     The extent of any deviation between the Money Market Portfolio's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Board of Trustees. If such deviation exceeds 1/2 of l%, the Board of Trustees promptly will consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     Zero Coupon 2000 and Quality Bond Portfolios.
Substantially all of each Series' investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of:
yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Board of Trustees. Short-term investments are not valued by the Service and are carried at amortized cost, which approximates value. Other investments that are not valued by the Service are valued at the average of the most recent bid and asked prices in the market in which such investments are primarily traded, or at the last sales price for securities traded primarily on an exchange. In the absence of reported sales of investments traded primarily on an exchange, the average of the most recent bid and asked prices is used. Bid price is used when no asked price is available. Investments traded in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Expenses and fees of a Series, including the advisory fee (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of shares.

     Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets, Small Company Stock and Small Cap Portfolios. Each Series' portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Market quotations for foreign securities in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of many of the Series' portfolio securities. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board. Expenses and fees, including the advisory fees (reduced by the expense limitation, if any), are accrued daily and taken into account for the purpose of determining the net asset value of shares.


     Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Fund's Board, are valued at fair value as determined in good faith by the Fund's Board. The Fund's Board will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Fund's Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


                  DIVIDENDS, DISTRIBUTIONS AND TAXES

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Dividends, Distributions and Taxes."

     Each Series (other than the Disciplined Stock, Small Company Stock and International Value Portfolios which had not commenced operations) has qualified as a "regulated investment company" under the Code for the fiscal year ended December 31, 1994. It is expected that each of the Disciplined Stock, Small Company Stock and International Value Portfolios will qualify as a regulated investment company under the Code. Each Series intends to continue to so qualify as long as such qualification is in the best interests of its shareholders. Among the requirements for such qualification is that less than 30% of a Series' income must be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, each Series may be restricted in the selling of securities held for less than three months, and, for the Growth and Income, Managed Assets and Small Cap Portfolios, in effecting short sales of securities held for less than three months (or of substantially identical stock or securities), in the writing of options on securities which have been held for less than three months, in the writing of options which expire in less than three months and in effecting closing purchase transactions with respect to options which have been written less than three months prior to such transactions.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the net asset value of the shares below the cost of the investment.
Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated above. In addition, the Code provides that if a shareholder holds shares of the Series for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, all or a portion of the gain or loss realized from the disposition of foreign currency, non-U.S. dollar denominated debt instruments, and certain financial futures and options, may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of certain market discount bonds will be treated as ordinary income under Section 1276. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and straddle transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

     Under Section 1256 of the Code, gain or loss realized by a Series from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Series' taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Series characterized in the manner described above.

     Offsetting positions held by a Series involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Sections 988 and 1256. As such, all or a portion of any short- or long-term capital gain from certain "straddle" transactions may be recharacterized as ordinary income.

     If a Series were treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by
Section 1256 of the Code. The Series may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Series may differ. If no election is made, to the extent the straddle rules apply to positions established by the Series, losses realized by the Series will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be recharacterized as short-term capital gain or ordinary income.

     Investment by a Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders by causing a Series to recognize income prior to the receipt of cash payments. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute an amount equal to such income in order to maintain its qualification as a regulated investment company. In such case, the Series may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Since shareholders of the Fund will be the separate accounts of Participating Insurance Companies, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the VA contracts or VLI policies. For information concerning the Federal income tax consequences to such holders, see the prospectuses for such VA contracts or VLI policies.


                        PORTFOLIO TRANSACTIONS

     General. Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager (and, if applicable, the Series' sub-investment adviser) to supplement its own research and analysis with the views and information of other securities firms.


     Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager (or, if applicable, the Series' sub-investment adviser) in advising other funds or accounts and, conversely, research services furnished to the Manager (or, if applicable, the Series' sub-investment adviser) by brokers in connection with other funds or accounts may be used in advising a Series. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager (and, if applicable, the Series' sub-investment adviser) that the receipt and study of such services should not reduce the overall research department expenses.

     Money Market, Quality Bond and Zero Coupon 2000 Portfolios.

Purchases and sales of portfolio securities usually are principal transactions. Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or market maker. Usually no brokerage commissions are paid by the Series for such purchases and sales. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of securities from market makers may include the spread between the bid and asked price. No brokerage commissions were paid for the fiscal years ended December 31, 1992, 1993 and 1994. There were no concessions on principal transactions for the fiscal years ended December 31, 1992, 1993 and 1994, except that concessions on principal transactions of the Quality Bond Portfolio, where determinable, amounted to $1,250 for the fiscal year ended December 31, 1993, none of which was paid to the Distributor.

     Capital Appreciation, Disciplined Stock, Growth and Income, International Equity, International Value, Managed Assets, Small Company Stock and Small Cap Portfolios. Brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds in the Dreyfus Family of Funds being engaged simultaneously in the purchase or sale of the same security. Certain of the Series' transactions in securities of foreign issuers may not benefit from the negotiated commission rates available for transactions in securities of domestic issuers. Higher portfolio turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated based upon knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     In connection with its portfolio securities transactions for the fiscal years ended December 31, 1992, 1993 and 1994 the Managed Assets Portfolio paid brokerage commissions of $8,918, $5,937 and $38,724 respectively, none of which was paid to the Distributor. In connection with its portfolio securities transactions for the fiscal years ended December 31, 1992, 1993 and 1994, the Small Cap Portfolio paid brokerage commissions of $49,622, $6,138 and $409,523 respectively, none of which was paid to the Distributor. The above figures for the Managed Assets Portfolio do not include concessions on principal transactions, which, where determinable, amounted to $1,560, $37,885, and $21,115 for the fiscal years ended December 31, 1992, 1993 and 1994, respectively, none of which was paid to the Distributor. The above figures for the Small Cap Portfolio do not include concessions on principal transactions, which, where determinable, amounted to $169,752, $311,099 and $402,933 for the fiscal years ended December 31, 1992, 1993, and 1994, respectively, none of which was paid to the Distributor. In connection with its portfolio securities transactions for the period April 5, 1993 (commencement of operations) through December 31, 1993 and for the fiscal year ended December 31, 1994, the Capital Appreciation Portfolio paid brokerage commissions of $3,731 and $8,911, respectively, none of which was paid to the Distributor. There were no concessions on principal transactions for these periods. In connection with portfolio securities transactions for the period May 2, 1994 (commencement of operations) through December 31, 1994, the Growth and Income and International Equity Portfolios paid brokerage commissions of $6,175 and $5,171, respectively. There were no concessions on principal transactions for this period for either Series during this period.


                          YIELD AND PERFORMANCE INFORMATION

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"Performance Information."

     The performance figures shown below do not reflect the separate charges applicable to the variable annuity contracts and variable life policies offered by Participating Insurance
Companies.

     No performance information is available for the Disciplined
Stock, Small Company Stock or International Value Portfolios which had not commenced operations.


     Money Market Portfolio. For the seven-day period ended June 30, 1995, the Money Market Portfolio's yield was ____% and effective yield was ____%. The Series' yield and effective yield reflect the absorption of certain expenses of the Series by the Manager, without which the Series' yield and effective yield for the seven-day period ended June 30, 1995 would have been ____% and ____%, respectively. See "Management of the Fund" in the Prospectus. Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Money Market Portfolio account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Series' average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective annualized yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which the Series' price per share is determined.

     Zero Coupon 2000, Quality Bond and Growth and Income Portfolios. The Zero Coupon 2000 and Quality Bond Portfolios' current yield for the 30-day period ended June 30, 1995 was ____% and ____%, respectively. Each Series' yield reflects the absorption of certain expenses of the Series by the Manager, without which the Zero Coupon 2000 and Quality Bond Portfolios' 30-day yield for the period ended June 30, 1995 would have been ____% and ____%, respectively. See "Management of the Fund" in the Prospectus. Current yield is computed pursuant to a formula which operates as follows: The amount of the relevant Series' expenses accrued for the 30-day period (net of reimbursements) is subtracted from the amount of the dividends and interest earned (computed in accordance with regulatory requirements) by such Series during the period. That result is then divided by the product of: (a) the average daily number of such Series' shares outstanding during the period that were entitled to receive dividends, and (b) the net asset value per share on the last day of the period less any undistributed earned income per share reasonably expected to be declared as a dividend shortly thereafter. The quotient is then added to 1, and that sum is raised to the 6th power, after which 1 is subtracted.
The current yield is then arrived at by multiplying the result by 2.


     The Zero Coupon 2000 Portfolio's average annual total return for the 1 and _____ year periods ended June 30, 1995 was ____% and _____%, respectively. The Quality Bond Portfolio's average annual total return for the 1 and _____ year periods ended June 30, 1995 was _____% and ____%, respectively. The Growth and Income Portfolio's average annual total return from May 2, 1994 (commencement of operations) through June 30, 1994 was ___%. Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.


     The Zero Coupon 2000 and Quality Bond Portfolios' total return for the period August 31, 1990 (commencement of operations) to June 30, 1995 was _____% and _____%, respectively. The Growth and Income Portfolio's total return from May 2, 1994 (commencement of operations) through June 30, 1994 was ___%. Total return is calculated by subtracting the amount of the relevant Series' net asset value per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period), and dividing the result by the net asset value per share at the beginning of the period.


     Managed Assets, Capital Appreciation, Small Cap and International Equity Portfolios. The Managed Assets Portfolio's average annual total return for the 1 and _____ year periods ended June 30, 1995 was ____% and ____%, respectively. The Small Cap Portfolio's average annual total return for the 1 and _____ year periods ended June 30, 1995 was ____% and _____%, respectively. The Capital Appreciation Portfolio's average annual total return for the 1 and _____ year periods ended June 30, 1995 was ____% and ____%, respectively. The International Equity Portfolio's average annual total return from May 2, 1995 (commencement of operations) through June 30, 1995 was ____%. Average annual total return is calculated as described above.


     The Managed Assets and Small Cap Portfolios' total return for the period August 31, 1990 (commencement of operations) to June 30, 1995 was _____% and ______%, respectively. The Capital Appreciation Portfolio's total return for the period April 5, 1993 (commencement of operations) through June 30, 1995 was ____%. The International Equity Portfolio's total return from May 2, 1995 (commencement of operations) through June 30, 1995 was _____%. Total return is calculated as described above.

     From time to time, advertising materials for the Fund may refer to or discuss then-current or past economic or financial conditions, developments and/or events. From time to time advertising materials for the Fund also may refer to Morningstar ratings and related analyses supporting the rating. From time to time, advertising materials from the Fund may refer to, or include, commentary by the Fund's portfolio managers relating to their investment strategy, asset growth of the Series, current or past business, political, economic or financial conditions and other matters of general interest to shareholders.

     From time to time, the Fund may advertise that Thomas A.
Frank was awarded "1994 Variable Fund Manager of the Year" by
Morningstar, Inc. for managing the Fund's Small Cap Portfolio.


                        INFORMATION ABOUT THE FUND

     The following information supplements and should be read in conjunction with the section in the Fund's Prospectus entitled
"General Information."

     Each Series share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are freely transferable.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of any investment company, such as the Fund, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. However, the Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the rule.

     The Fund sends annual and semi-annual financial statements to all its shareholders.


             TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN,
                    COUNSEL AND INDEPENDENT AUDITORS


     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts during the month, and is reimbursed for certain out-of-pocket expenses. The Bank of New York, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's investments. Neither the Transfer Agent nor The Bank of New York has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

     Stroock & Stroock & Lavan, 7 Hanover Square, New York, New
York 10004-2696, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Fund's Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York
10019, independent auditors, have been selected as auditors of the Fund.

                           APPENDIX

     Description of Certain Ratings:

S&P

Bond Ratings

                             AAA

     Bonds rated AAA have the highest rating assigned to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

                            AA

     Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                            A

     Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                            BBB

     Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

                            BB

     Bonds rated BB have less near-term vulnerability to default than other speculative grade bonds. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

                            B

     Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

                            CCC

     Bonds rated CCC have a current identifiable vulnerability to default, and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                           CC

     The rating CC is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC rating.

                           C

     The rating C is typically applied to bonds subordinated to senior debt which is assigned an actual or implied CCC- rating.

                           D

     Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major ratings categories, except in the AAA (Prime
Grade) category.

Commercial Paper Ratings

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment.

Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

                          A-1

     This designation indicates the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

                          A-2

     Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

Bond Ratings

                         Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                        Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                       A

     Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                       Baa

     Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                       Ba

     Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                       B

     Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                       Caa

     Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                       Ca

     Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                       C

     Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a rating for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                       AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                       AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                      A

     Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                      BBB

     Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                    BB

     Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

                    B

     Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

                    CCC

     Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                      F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                      F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff

Bond Ratings

                      AAA

     Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                      AA

     Bonds rated AA are considered high credit quality.
Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                     A

     Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                      BBB

     Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

                      BB

     Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.

                      B

     Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.

                     CCC

     Bonds rated CCC are well below investment grade securities.

Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.

     Plus (+) and minus (-) signs are used with a rating symbol
(except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Rating

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

                    DREYFUS VARIABLE INVESTMENT FUND

                         PART C. OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a)  Financial Statements:

          Included in Part A of the Registration Statement:

     Condensed Financial Information.*

     Included in Part B of the Registration Statement:

       Statement of Investments--December 31, 1994.*
       Statement of Financial Futures--December 31, 1994.* Statement of Assets and Liabilities--December 31, 1994.* Statement of Operations--for the year ended
         December 31, 1994.*
       Statement of Changes in Net Assets--for each of the
         two years in the period ended December 31, 1994.* Notes to Financial Statements.*
       Report of Ernst & Young LLP, Independent Auditors.* Statement of Investments--June 30, 1995 (unaudited).* Statement of Financial Futures--for the six months ended June 30, 1995 (unaudited).*
       Statement of Assets and Liabilities--June 30, 1995
         (unaudited).*
       Statement of Operations--for the six months ended
         June 30, 1995 (unaudited).*
       Statement of Changes in Net Assets--for the six months
         ended June 30, 1995 (unaudited).*
       Notes to Financial Statements (unaudited).*

__________

* To be filed by Amendment.

(b)  Exhibits:

      (1)      Agreement and Declaration of Trust.*

      (2)      By-Laws.*

      (5)(a)   Investment Advisory Agreement.*

         (b)   Sub-Investment Advisory Agreements.*

      (6)      Distribution Agreement.*

      (8) Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8) of Post-Effective Amendment No. 13 to the
               Registration Statement on Form N-1A, filed on
               April 19, 1995.

 .      (10)    Opinion, including consent, of Stroock & Stroock
               & Lavan.*

      (11)     Consent of Independent Auditors.*

      (16) Schedules of Computation of Performance Data are incorporated by reference to Exhibit (16) of Post-Effective Amendment No. 11 to the
               Registration Statement on Form N-1A, filed on
               April 28, 1994.

      (17)     Financial Data Schedule.*

      Other Exhibits:

       (a) Powers of Attorney incorporated by reference to Other Exhibits of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on September 16, 1994.

       (b) Assistant Secretary's Certificate incorporated by reference to Other Exhibits of Post-Effective
               Amendment No. 7 to the Registration Statement on
               Form N-1A, filed on July 10, 1990.

___________

* To be filed by Amendment.

Item 25.  Persons Controlled by or Under Common Control with
Registrant

      Not applicable.


Item 26.  Number of Holders of Securities

    (1)                                      (2)
                                             Number of Record
                                             Holders as of
Title of Class                               December 19, 1995

Beneficial Interests, par value
$.001 per share

Capital Appreciation Portfolio                       2
Disciplined Stock Portfolio                          0
Growth and Income Portfolio                          5
International Equity Portfolio                       3
International Value Portfolio                        0
Managed Assets Portfolio                             4
Money Market Portfolio                               4
Small Cap Portfolio                                  7
Small Company Stock Portfolio                        0
Quality Bond Portfolio                               6
Zero Coupon 2000 Portfolio                           6


Item 27.  Indemnification

    Reference is made to Article EIGHTH of the Registrant's Agreement and Declaration of Trust to be filed as Exhibit 1 hereto. The application of these provisions is limited by
Article 10 of the Registrant's By-Laws to be filed as Exhibit 2 hereto and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

    Reference also is made to the Distribution Agreement to be filed as Exhibit 6.

Item 28(a).  Business and Other Connections of Investment
Adviser

    The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, is a registered broker-dealer. Dreyfus Management, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officers and Directors of Dreyfus

Name and Position with
Dreyfus                                  Other Businesses

MANDELL L. BERMAN             Real estate consultant and private
Director                      investor
                          29100 Northwestern Highway--Suite 370
                                Southfield, Michigan 48034;
                        Past Chairman of the Board of Trustees
                           of Skillman Foundation;
                              Member of the Board of Vintners
                                International

FRANK V. CAHOUET       Chairman of the Board, President and
Director                      Chief Executive Officer:
                                Mellon Bank Corporation****;
                                Mellon Bank, N.A.****;
                              Director:
                                Avery Dennison Corporation
                                150 North Orange Grove Boulevard
                                Pasadena, California 91103;
                                Saint-Gobain Corporation
                                750 East Swedesford Road
                         Valley Forge, Pennsylvania 19482;
                                Teledyne, Inc.
                                1901 Avenue of the Stars
                                Los Angeles, California 90067

ALVIN E. FRIEDMAN      Senior Adviser to Dillon, Read & Co. Inc.
Director                        535 Madison Avenue
                                New York, New York 10022;
                              Director and member of the
                          Executive Committee of Avnet, Inc.**

DAVID B. TRUMAN               Educational consultant;
Director                      Past President of the Russell Sage
                              Foundation
                                230 Park Avenue
                                New York, New York 10017;
                       Past President of Mount Holyoke College
                       South Hadley, Massachusetts 01075;
                              Former Director:
                        Student Loan Marketing Association
                        1055 Thomas Jefferson Street, N.W.
                                Washington, D.C. 20006;
                              Former Trustee:
                                College Retirement Equities Fund
                                730 Third Avenue
                                New York, New York 10017

HOWARD STEIN                  Chairman of the Board:
Chairman of the Board    Dreyfus Acquisition Corporation*;
and Chief Executive             The Dreyfus Consumer Credit
Officer                         Corporation*;
                              Dreyfus Management, Inc.*;
                                Dreyfus Service Corporation*;
                      Chairman of the Board and Chief Executive
                              Officer:
                                Major Trading Corporation*;
                              Director:
                                Avnet, Inc.**;
                                Dreyfus America Fund++++;
                                The Dreyfus Fund International
                                Limited+++++;
                      Dreyfus Partnership Management, Inc.*;
                      Dreyfus Personal Management, Inc.*;
                                Dreyfus Precious Metals, Inc.*;
                       Dreyfus Service Organization, Inc.***;
                                Seven Six Seven Agency, Inc.*;
                                World Balanced Fund+++;
                              Trustee:
                                Corporate Property Investors
                                New York, New York

W. KEITH SMITH       Chairman and Chief Executive Officer:
Vice Chairman of the Board      The Boston Company*****;
                              Vice Chairman of the Board:
                                Mellon Bank Corporation****;
                                Mellon Bank, N.A.****;
                              Director:
                                Dentsply International, Inc.
                                570 West College Avenue
                                York, Pennsylvania 17405

CHRISTOPHER M. CONDRON        Vice Chairman:
President, Chief                Mellon Bank Corporation****;
Operating Officer and           The Boston Company*****;
a Director                    Deputy Director:
                                Mellon Trust****;
                              Chief Executive Officer:
                     The Boston Company Asset Management,
                                Inc.*****;
                              President:
                                Boston Safe Deposit and Trust
                                Company*****

STEPHEN E. CANTER      Former Chairman and Chief Executive
Vice Chairman, Chief          Officer:
Investment Officer and    Kleinwort Benson Investment Management
a Director                      Americas Inc.*

LAWRENCE S. KASH              Chairman, President and Chief
Vice Chairman--Distribution   Executive Officer:
and a Director             The Boston Company Advisors, Inc.
                                53 State Street
                                Exchange Place
                                Boston, Massachusetts 02109;
                       Executive Vice President and Director:
                       Dreyfus Service Organization, Inc.***;
                              Director:
                                The Dreyfus Consumer Credit
                                Corporation*;
                                The Dreyfus Trust Company++;
                                Dreyfus Service Corporation*;
                              President:
                                The Boston Company*****;
                                Laurel Capital Advisors****;
                                Boston Group Holdings, Inc.;
                              Executive Vice President:
                                Mellon Bank, N.A.****;
                         Boston Safe Deposit & Trust*****;

LAWRENCE M. GREENE            Director:
Director                        Dreyfus America Fund++++

JULIAN M. SMERLING            None
Director

PHILIP L. TOIA                Chairman of the Board and Trust
Vice Chairman--               Investment Officer:
Operations and                  The Dreyfus Trust Company++;
Administration                Chairman of the Board and Chief
and a Director                Executive Officer:
                                Major Trading Corporation*;
                              Director:
                      The Dreyfus Security Savings Bank,
                                F.S.B.+;
                                Dreyfus Service Corporation*;
                                Seven Six Seven Agency, Inc.*;
                              President and Director:
                      Dreyfus Acquisition Corporation*;
                                The Dreyfus Consumer Credit
                                Corporation*;
                                Dreyfus-Lincoln, Inc.*;
                                Dreyfus Management, Inc.*;
                      Dreyfus Personal Management, Inc.*;
                      Dreyfus Partnership Management, Inc.+;
                                Dreyfus Service Organization***;
                                The Truepenny Corporation*;
                              Formerly, Senior Vice President:
                         The Chase Manhattan Bank, N.A. and
                     The Chase Manhattan Capital Markets
                                Corporation
                                One Chase Manhattan Plaza
                                New York, New York 10081

BARBARA E. CASEY              President:
Vice President--         Dreyfus Retirement Services Division;
Dreyfus Retirement            Executive Vice President:
Services                 Boston Safe Deposit & Trust Co.*****;
                                Dreyfus Service Corporation*

DIANE M. COFFEY               None
Vice President--
Corporate Communications

ELIE M. GENADRY               President:
Vice President--          Institutional Services Division of
Institutional Sales             Dreyfus Service Corporation*;
                        Broker-Dealer Division of Dreyfus
                              Service Corporation*;
                        Group Retirement Plans Division of
                                Dreyfus Service Corporation*;
                              Executive Vice President:
                                Dreyfus Service Corporation*;
                      Dreyfus Service Organization, Inc.***;
                              Vice President:
                                The Dreyfus Trust Company++

HENRY D. GOTTMANN             Executive Vice President:
Vice President--Retail          Dreyfus Service Corporation*;
Sales and Service             Vice President:
                                Dreyfus Precious Metals*

DANIEL C. MACLEAN      Director, Vice President and Secretary:
Vice President and              Dreyfus Precious Metals, Inc.*;
General Counsel               Director and Vice President:
                                The Dreyfus Consumer Credit
                                Corporation*;
                              Director and Secretary:
                        Dreyfus Partnership Management, Inc.*;
                                Major Trading Corporation*;
                                The Truepenny Corporation+;
                              Director:
                                The Dreyfus Trust Company++;
                              Secretary:
                                Dreyfus Service Corporation*;
                         Dreyfus Service Organization, Inc.***;
                                Seven Six Seven Agency, Inc.*

JEFFREY N. NACHMAN            None
Vice President--Mutual
Fund Accounting

KATHERINE C. WICKHAM          Formerly, Assistant Commissioner:
Vice President--             Department of Parks and Recreation
of Human Resources                 the City of New York
                                830 Fifth Avenue
                                New York, New York 10022

WILLIAM F. GLAVIN, JR.        Senior Vice President:
Vice President--Corporate   The Boston Company Advisors, Inc.
Development                     53 State Street
                                Exchange Place
                                Boston, Massachusetts 02109

ANDREW S. WASSER              Vice President:
Vice President--Information     Mellon Bank Corporation****
Services

MAURICE BENDRIHEM             Treasurer:
Controller                      Dreyfus Partnership Management,
                                  Inc.***;
                        Dreyfus Service Organization, Inc.***;
                         Seven Six Seven Agency Inc.*;
                                The Truepenny Corporation*;
                              Controller:
                     Dreyfus Acquisition Corporation*;
                                The Dreyfus Trust Company++;
                                The Dreyfus Consumer Credit
                                Corporation*;
                              Assistant Treasurer:
                                Dreyfus Precious Metals*;
                              Formerly, Vice President-Financial
                              Planning, Administration and Tax:
                                Showtime/The Movie Channel, Inc.
                                1633 Broadway
                                New York, New York 10019

MARK N. JACOBS         Vice President, Secretary and Director:
Vice President--                Lion Management, Inc.*;
                      Legal and Secretary Secretary:
                                The Dreyfus Consumer Credit
                                Corporation*;
                                Dreyfus Management, Inc.*;
                              Assistant Secretary:
                         Dreyfus Service Organization, Inc.***;
                                Major Trading Corporation*;
                                The Truepenny Corporation*

ELVIRA OSLAPAS                Assistant Secretary:
Assistant Secretary             Dreyfus Service Corporation*;
                                Dreyfus Management, Inc.*;
                      Dreyfus Acquisition Corporation, Inc.*;
                                The Truepenny Corporation*


* The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
** The address of the business so indicated is 80 Cutter Mill Road, Great Neck, New York 11021.
*** The address of the business so indicated is 131 Second Street, Lewes, Delaware 19958.
**** The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
***** The address of the business so indicated is One Boston Place, Boston, Massachusetts 02108.
+ The address of the business so indicated is Atrium Building, 80 Route 4 East, Paramus, New Jersey 07652.
++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
+++ The address of the business so indicated is One Rockefeller Plaza, New York, New York 10020.
++++      The address of the business so indicated is 2
          Boulevard Royal, Luxembourg.
+++++ The address of the business so indicated is Nassau, Bahamas Islands.

Item 28(b).  Business and Other Connections of Sub-Investment
Advisers

          (i)  Registrant is fulfilling the requirement of this
Item 28(b) to provide a list of the officers and directors of Comstock Partners, Inc. ("Comstock"), the sub-investment adviser to Registrant's Managed Assets Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Comstock or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Comstock (SEC File No. 801-28570).

          (ii)  Registrant is fulfilling the requirement of this
Item 28(b) to provide a list of the officers and directors of Fayez Sarofim & Co. ("Sarofim"), the sub-investment adviser to Registrant's Capital Appreciation Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Sarofim or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Sarofim (SEC File No. 801-1725).

          (iii) Registrant is fulfilling the requirement of this Item 28(b) to provide a list of the officers and directors of M&G Investment Management Limited ("M&G"), the sub-investment adviser to Registrant's International Equity Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by M&G or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by M&G (SEC File No. 801-21981).

          (iv)  Registrant is fulfilling the requirement of this
Item 28(b) to provide a list of the officers and directors of The Boston Company Asset Management, Inc. ("TBC Asset Management"), the Registrant's sub-investment adviser to Registrant's International Value Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by TBC Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by TBC Asset Management (SEC File No. 801-6829).

          (v)  Registrant is fulfilling the requirement of this
Item 28(b) to provide a list of the officers and directors of Laurel Capital Advisors ("Laurel Capital"), the Registrant's sub-investment adviser to Registrant's Disciplined Stock Portfolio and Small Company Stock Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Laurel Capital or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by Laurel Capital (SEC File No. 801-37598).

Item 29.  Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

          1. Comstock Partners Strategy Fund, Inc.
          2. Dreyfus A Bonds Plus, Inc.
          3. Dreyfus Appreciation Fund, Inc.
          4. Dreyfus Asset Allocation Fund, Inc.
          5. Dreyfus Balanced Fund, Inc.
          6. Dreyfus BASIC GNMA Fund
          7. Dreyfus BASIC Money Market Fund, Inc.
          8. Dreyfus BASIC Municipal Fund, Inc.
          9. Dreyfus BASIC U.S. Government Money Market Fund
         10. Dreyfus California Intermediate Municipal Bond Fund
         11. Dreyfus California Tax Exempt Bond Fund, Inc.
         12. Dreyfus California Tax Exempt Money Market Fund
         13. Dreyfus Capital Value Fund (A Premier Fund)
         14. Dreyfus Cash Management
         15. Dreyfus Cash Management Plus, Inc.
  16. Dreyfus Connecticut Intermediate Municipal Bond Fund
  17. Dreyfus Connecticut Municipal Money Market Fund, Inc.
         18. Dreyfus Edison Electric Index Fund, Inc.
         19. Dreyfus Florida Intermediate Municipal Bond Fund
         20. Dreyfus Florida Municipal Money Market Fund
         21. The Dreyfus Fund Incorporated
         22. Dreyfus Global Bond Fund, Inc.
         23. Dreyfus Global Growth, L.P. (A Strategic Fund)
         24. Dreyfus GNMA Fund, Inc.
         25. Dreyfus Government Cash Management
         26. Dreyfus Growth and Income Fund, Inc.
         27. Dreyfus Growth and Value Fund, Inc.
         28. Dreyfus Growth Opportunity Fund, Inc.
         29. Dreyfus Institutional Money Market Fund
         30. Dreyfus Institutional Short Term Treasury Fund
         31. Dreyfus Insured Municipal Bond Fund, Inc.
         32. Dreyfus Intermediate Municipal Bond Fund, Inc.
         33. Dreyfus International Equity Fund, Inc.
         34. Dreyfus International Recovery Fund, Inc.
         35. The Dreyfus/Laurel Funds, Inc.
         36. The Dreyfus/Laurel Funds Trust
         37. The Dreyfus/Laurel Tax-Free Municipal Funds
         38. The Dreyfus/Laurel Investment Series
         39. Dreyfus Life and Annuity Index Fund, Inc.
         40. Dreyfus Lifetime Portfolios, Inc.
         41. Dreyfus Liquid Assets, Inc.
42. Dreyfus Massachusetts Intermediate Municipal Bond Fund
         43. Dreyfus Massachusetts Municipal Money Market Fund
         44. Dreyfus Massachusetts Tax Exempt Bond Fund
         45. Dreyfus Michigan Municipal Money Market Fund, Inc.
         46. Dreyfus Money Market Instruments, Inc.
         47. Dreyfus Municipal Bond Fund, Inc.
         48. Dreyfus Municipal Cash Management Plus
         49. Dreyfus Municipal Money Market Fund, Inc.
         50. Dreyfus New Jersey Intermediate Municipal Bond Fund
         51. Dreyfus New Jersey Municipal Bond Fund, Inc.
 52. Dreyfus New Jersey Municipal Money Market Fund, Inc.
         53. Dreyfus New Leaders Fund, Inc.
         54. Dreyfus New York Insured Tax Exempt Bond Fund
         55. Dreyfus New York Municipal Cash Management
         56. Dreyfus New York Tax Exempt Bond Fund, Inc.
         57. Dreyfus New York Tax Exempt Intermediate Bond Fund
         58. Dreyfus New York Tax Exempt Money Market Fund
         59. Dreyfus Ohio Municipal Money Market Fund, Inc.
         60. Dreyfus 100% U.S. Treasury Intermediate Term Fund
         61. Dreyfus 100% U.S. Treasury Long Term Fund
         62. Dreyfus 100% U.S. Treasury Money Market Fund
         63. Dreyfus 100% U.S. Treasury Short Term Fund
         64. Dreyfus Pennsylvania Intermediate Municipal
             Bond Fund
         65. Dreyfus Pennsylvania Municipal Money Market Fund
         66. Dreyfus Short-Intermediate Government Fund
         67. Dreyfus Short-Intermediate Municipal Bond Fund
         68. Dreyfus Short-Term Income Fund, Inc.
         69. The Dreyfus Socially Responsible Growth Fund, Inc.
         70. Dreyfus Strategic Growth, L.P.
         71. Dreyfus Strategic Income
         72. Dreyfus Strategic Investing
         73. Dreyfus Tax Exempt Cash Management
         74. The Dreyfus Third Century Fund, Inc.
         75. Dreyfus Treasury Cash Management
         76. Dreyfus Treasury Prime Cash Management
         77. Dreyfus Variable Investment Fund
         78. Dreyfus-Wilshire Target Funds, Inc.
         79. Dreyfus Worldwide Dollar Money Market Fund, Inc.
         80. General California Municipal Bond Fund, Inc.
         81. General California Municipal Money Market Fund
         82. General Government Securities Money Market
             Fund, Inc.
         83. General Money Market Fund, Inc.
         84. General Municipal Bond Fund, Inc.
         85. General Municipal Money Market Fund, Inc.
         86. General New York Municipal Bond Fund, Inc.
         87. General New York Municipal Money Market Fund
         88. Pacifica Funds Trust--Pacific American Money Market Portfolio, Pacific American U.S. Treasury Portfolio
         89. Peoples Index Fund, Inc.
         90. Peoples S&P MidCap Index Fund, Inc.
         91. Premier California Municipal Bond Fund
         92. Premier Equity Funds, Inc.
         93. Premier Global Investing, Inc.
         94. Premier GNMA Fund
         95. Premier Growth Fund, Inc.
         96. Premier Insured Municipal Bond Fund
         97. Premier Municipal Bond Fund
         98. Premier New York Municipal Bond Fund
         99. Premier State Municipal Bond Fund


          (b)

                               Positions and offices with            Positions and
Name and principal             Premier Mutual                        offices with
business address               Fund Services, Inc.                   Registrant
Marie E. Connolly+             Director, President, Chief            President and
                               Executive Officer and                 Treasurer
                               Compliance Officer

Joseph F. Tower, III+          Senior Vice President,                Assistant
                               Treasurer and Chief                   Treasurer
                               Financial Officer

John E. Pelletier+             Senior Vice President,                Vice President
                               General Counsel, Secretary            and Secretary
                               and Clerk

Frederick C. Dey++             Senior Vice President                 Vice President
                                                                     and Assistant
                                                                     Treasurer

Eric B. Fischman++             Vice President and                    Vice President
                               Associate General Counsel             and Assistant
                                                                     Secretary

Paul Prescott+                  Vice President                       None

Elizabeth Bachman+              Assistant Vice President             Vice President
                                                                     and Assistant
                                                                     Secretary

Mary Nelson+                    Assistant Treasurer                  None

John J. Pyburn++                Assistant Treasurer                  Assistant
                                                                     Treasurer

Jean M. O'Leary+                Assistant Secretary and              None
                                Assistant Clerk

John W. Gomez+                  Director                             None

William J. Nutt+                Director                             None

+    Principal business address is One Exchange Place, Boston, Massachusetts 02109.
++   Principal business address is 200 Park Avenue, New York, New York 10166.

Item 30.  Location of Accounts and Records

          1. First Data Investors Services Group, Inc., a subsidiary of First Data Corporation
               P.O. Box 9671
               Providence, Rhode Island 02940-9671

          2.   The Bank of New York
               90 Washington Street
               New York, New York 10286

          3.   Dreyfus Transfer, Inc.
               One American Express Plaza
               Providence, Rhode Island 02903

          4.   The Dreyfus Corporation
               200 Park Avenue
               New York, New York 10166

Item 31.  Management Services

          Not Applicable.

Item 32.  Undertakings

          Registrant hereby undertakes

     (1) to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 Act Registration Statement pertaining to Registrant's Disciplined Stock, International Value and Small Company Stock Portfolios.

     (2) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

    (3) to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest Annual
         Report to Shareholders, upon request and without charge.

                                    SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 21st day of December, 1995.

                        DREYFUS VARIABLE INVESTMENT FUND
                        (Registrant)

                        By:/s/Marie E. Connolly*
                           _____________________
                       Marie E. Connolly, President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/Marie E. Connolly*           President and Treasurer  December 21, 1995
Marie E. Connolly               (Principal Executive,
                                Financial and Accounting
                                Officer)

/s/Joseph S. DiMartino*         Trustee                  December 21, 1995
Joseph S. DiMartino

/s/John M. Fraser, Jr.*         Trustee                  December 21, 1995
John M. Fraser, Jr.

/s/David P. Feldman*            Trustee                  December 21, 1995
David P. Feldman

/s/Robert R. Glauber*           Trustee                  December 21, 1995
Robert R. Glauber

/s/James F. Henry*              Trustee                  December 21, 1995
James F. Henry

/s/Rosalind Gersten Jacobs*     Trustee                  December 21, 1995
Rosalind Gersten Jacobs

/s/Irving Kristol*              Trustee                  December 21, 1995
Irving Kristol

/s/Paul A. Marks*               Trustee                  December 21, 1995
Paul A. Marks*


/s/Martin Peretz*               Trustee                  December 21, 1995
Martin Peretz

/s/Bert W. Wasserman*           Trustee                  December 21, 1995
Bert W. Wasserman


*By: /s/Eric B. Fischman
   Eric B. Fischman,
   Attorney-in-Fact
